As filed with the Securities and Exchange Commission on December 24, 2009

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 88	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO.	☒

BlackRock Liquidity Funds

(Exact Name of Registrant As Specified In Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 797-2000

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on February 26, 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

Administration Shares

PROSPECTUS  |  [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund	BTMXX
TempCash	[ ]
FedFund	BLFXX
T-Fund	BTAXX
Federal Trust Fund	[ ]
Treasury Trust Fund	BITXX
MuniFund	BIAXX
MuniCash	[ ]
California Money Fund	BLCXX
New York Money Fund	BLNXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	11
	Key Facts About T-Fund	14
	Key Facts About Federal Trust Fund	18
	Key Facts About Treasury Trust Fund	21
	Key Facts About MuniFund	24
	Key Facts About MuniCash	28
	Key Facts About California Money Fund	31
	Key Facts About New York Money Fund	35
	Important Additional Information	40

Details About the Funds	How Each Fund Invests	41
	Investment Objectives	41
	Investment Risks	45

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	50
	Purchase of Shares	50
	Redemption of Shares	51
	Additional Purchase and Redemption Information	52
	Administration Shareholder Services Plan	52
	Dividends and Distributions	53
	Federal Taxes	53
	State and Local Taxes	54

Management of the Funds	Information About BIMC
	BIMC	56
	Conflicts of Interest	57
	Master/Feeder Structure	58

Financial Highlights	Financial Performance of the Funds	59

General Information	Certain Fund Policies	61

Glossary	Glossary of Invetsment Terms	62

For More Information	Funds and Service Providers	63

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your

3

shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

4

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of TempFund by showing how the performance of Administration Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (April 4, 2002)

TempFund—Administration Shares		%		%		%

7-Day Yield As of December 31, 2009

TempFund—Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

7

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

8

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of TempCash by showing how the performance of Administration Shares of the Fund has varied from year to year each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (November 15, 2005)

TempCash—Administration Shares		%		%

7-Day Yield As of December 31, 2009

TempCash—Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

11

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in

12

securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of FedFund by showing how the performance of Administration Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Administration Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

13

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years[1]		Since Inception[1] (November 10, 2004)

FedFund—Administration Shares		%		%		%

7-Day Yield As of December 31, 2009

FedFund—Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since no FedFund Administration Shares were outstanding during the period November 19, 2004 through July 5, 2005, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

14

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

15

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

16

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of T-Fund by showing how the performance of Administration Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (April 9, 2002)

T-Fund—Administration Shares		%		%		%

7-Day Yield As of December 31, 2009

T-Fund—Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

17

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

18

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

•	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

•

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or

19

that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of Federal Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Administration Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Administration Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Federal Trust Fund Administration Shares are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

20

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

21

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

22

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of Treasury Trust Fund by showing how the performance of Administration Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Administration Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

23

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (May 30, 2002)[1]

Treasury Trust Fund—Administration Shares		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since no Treasury Trust Fund Administration Shares were outstanding during the period October 3, 2003 through May 24, 2004, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

24

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

25

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of MuniFund by showing how the performance of Administration Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (April 18, 2002)[1]

MuniFund—Administration Shares		%		%		%

7-Day Yield As of December 31, 2009

MuniFund—Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since no MuniFund Administration Shares were outstanding during the period October 7, 2003 through May 16, 2004, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

27

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [ ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

28

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

29

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of MuniCash by showing how the performance of Administration Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

30

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (September 28, 2006)

MuniCash—Administration Shares[1]		%		%

7-Day Yield As of December 31, 2009

MuniCash—Administration Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since no MuniCash Administration Shares were outstanding from April 14, 2007 through May 30, 2007 and from January 25, 2008 through December 31, 2008, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

[2]

[Since there were no MuniCash Administration Shares outstanding on December 31, 2009, the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Administration Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

31

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

32

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with

33

other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information (the “SAI”).

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Administration Shares of California Money Fund by showing how the performance of Administration Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

34

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (June 18, 2004)

California Money Fund—Administration Shares		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Administration Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

35

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

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Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information (the “SAI”).

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry

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consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

•	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

•	When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The bar chart below indicates the risks of investing in Administration Shares of New York Money Fund by showing how the performance of Administration Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Administration Shares of the Fund. The table shows the average annual return for the Fund’s Administration Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (June 18, 2004)

New York Money Fund—Administration Shares		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

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Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares

Minimum Initial Investment	$5,000 (however, institutional investors may set a higher minimum for their customers).

Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

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¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund, TempCash and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.   FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund, TempCash and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

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Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

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The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  All Funds.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  All Funds.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Administration Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Fund	Deadline (Eastern time)

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Administration Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”) that entity may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

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Fund	Deadline (Eastern time)

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Administration Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization, are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Funds—Service Organizations,” as described in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administration Shares.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Administration Shareholder Services Plan

Service Organizations may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Administration Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in

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consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PNC GIS, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PNC GIS with respect to dividends paid.

Federal Taxes

[Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

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Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not

54

receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

55

Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other

56

extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Administration Shares of TempFund and TempCash or 0.20% for the Administration Shares of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

TempCash	[	]%

FedFund	[	]%

T–Fund	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniFund	[	]%

MuniCash	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of

57

their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

58

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Administration Share outstanding throughout each year presented.

[To Come]

TempCash

The table below sets forth selected financial data for a TempCash Administration Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Administration Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Administration Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Administration Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Administration Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Administration Share outstanding throughout each year presented.

[To Come]

59

MuniCash

The table below sets forth selected financial data for a MuniCash Administration Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Administration Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Administration Share outstanding throughout each year presented.

[To Come]

60

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

61

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

62

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

63

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Administration Shares	Fund Code
TempFund	0H1
TempCash	0H6
FedFund	0U4
T-Fund	0N1
Federal Trust Fund	0U6
Treasury Trust Fund	0N6
MuniFund	0K1
MuniCash	0K6
California Money Fund	0R1
New York Money Fund	0R6

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

Cash Management Shares

PROSPECTUS  |  [                    ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund	BRTXX
TempCash	[ ]
FedFund	[ ]
T-Fund	BPTXX
Federal Trust Fund	[ ]
Treasury Trust Fund	BTCXX
MuniFund	BCMXX
MuniCash	BRCXX
California Money Fund	BCCXX
New York Money Fund	BLYXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	11
	Key Facts About T-Fund	14
	Key Facts About Federal Trust Fund	18
	Key Facts About Treasury Trust Fund	21
	Key Facts About MuniFund	24
	Key Facts About MuniCash	28
	Key Facts About California Money Fund	31
	Key Facts About New York Money Fund	35
	Important Additional Information	40

Details About the Funds	How Each Fund Invests	41
	Investment Objectives	41
	Investment Risks	45

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	50
	Purchase of Shares	50
	Redemption of Shares	51
	Additional Purchase and Redemption Information	52
	Cash Management Shareholder Services Plan	52
	Dividends and Distributions	53
	Federal Taxes	53
	State and Local Taxes	54

Management of the Funds	Information About BIMC
	BIMC	56
	Conflicts of Interest	57
	Master/Feeder Structure	58

Financial Highlights	Financial Performance of the Funds	59

General Information	Certain Fund Policies	61

Glossary	Glossary of Investment Terms	62

For More Information	Funds and Service Providers	63

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your

3

shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

4

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of TempFund by showing how the performance of Cash Management Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Cash Management Shares of the Fund. The table shows the average annual return for the Fund’s Cash Management Shares for the 1, 5 and 10 year periods for the Cash Management Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempFund—Cash Management Shares		%		%		%

7-Day Yield As of December 31, 2009

TempFund—Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

6

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s

7

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

8

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of TempCash by showing how the performance of Cash Management Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Cash Management Shares of the Fund. The table shows the average annual return for the Fund’s Cash Management Shares for the 1 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (June 14, 2006)

TempCash—Cash Management Shares		%		%

7-Day Yield As of December 31, 2009

TempCash—Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

10

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment

Cash Management Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s

11

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

12

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of FedFund by showing how the performance of Cash Management Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Cash Management Shares of the Fund. The table shows the average annual return for the Fund’s Cash Management Shares for the 1 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

13

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (August 12, 2008)

FedFund—Cash Management Shares		%		%

7-Day Yield As of December 31, 2009

FedFund—Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

14

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

15

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

16

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of T-Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Cash Management Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Cash Management Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

T-Fund—Cash Management Shares		%		%		%

7-Day Yield As of December 31, 2009

T-Fund—Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

17

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your

18

shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

19

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of Federal Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Cash Management Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Cash Management Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

20

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

21

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. [The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation).] In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

22

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of Treasury Trust Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Cash Management Shares of the Fund. The table shows the average annual return for the 1 year, 5 year and since inception periods for the Cash Management Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Cash Management Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

23

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception[1] (December 11, 2000)

Treasury Trust Fund—Cash Management Shares		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since no Treasury Trust Fund Cash Management Shares were outstanding from October 16, 2002 through December 2, 2002; January 17, 2003 through May 29, 2003 and June 21, 2004 through November 16, 2004, performance of the Fund’s Cash Management Shares for those periods is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

24

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

25

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of MuniFund by showing how the performance of Cash Management Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Cash Management Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Cash Management Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Cash Management Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years[1]

MuniFund—Cash Management Shares		%		%		%

7-Day Yield As of December 31, 2009

MuniFund—Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since no MuniFund Cash Management Shares were outstanding during the periods December 18, 2001 through January 10, 2002 and December 6, 2002 through January 9, 2003, performance of the Fund’s Cash Management Shares for those periods is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

27

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

28

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

29

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of MuniCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

30

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniCash—Cash Management Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Cash Management Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[MuniCash Cash Management Shares are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

31

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

32

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with

33

other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information (the “SAI”).

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of California Money Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Cash Management Shares of the Fund. The table shows the average annual return for the Fund’s Cash Management Shares for the 1 year, 5 year and since inception periods for the Cash Management Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

34

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (July 14, 2003)

California Money Fund—Cash Management Shares		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Management Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

35

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

36

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset

37

value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information (the “SAI”).

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

38

Performance Information

The bar chart below indicates the risks of investing in Cash Management Shares of New York Money Fund by showing how the performance of Cash Management Shares of the Fund has varied for each complete calendar year since inception of the share class; and by showing the average annual return for Cash Management Shares of the Fund. The table shows the average annual return for the Fund’s Cash Management Shares for the 1 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (March 3, 2005)

New York Money Fund—Cash Management Shares		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

39

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone at (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares

Minimum Initial Investment	$5,000 (however, institutional investors may set a higher minimum for their customers).

Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

40

Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

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¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.   TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund, TempCash and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund and TempCash.   TempFund and TempCash may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.   Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.
Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund, TempCash and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

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Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.   The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

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The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.   All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  All Funds.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  All Funds.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Management Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26 and December 23, 2010.

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Fund	Deadline (Eastern time)

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Management Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a bank, savings and loans association or other financial institution, including affiliates of PNC (a “Service Organization”) that entity may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

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Fund	Deadline (Eastern time)

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Cash Management Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60 day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Funds—Service Organizations,” as described in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Management Shareholder Services Plan

Service Organizations may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Cash Management Shares. The agreement

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will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PNC GIS, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PNC GIS with respect to dividends paid.

Federal Taxes

[Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated

53

as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund. ]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

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The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled

56

investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.68% for the Cash Management Shares of TempFund and TempCash or 0.70% for the Cash Management Shares of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

For the fiscal year ended October 31, 2009, the aggregate management fees, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

TempCash	[	]%

FedFund	[	]%

T–Fund	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniFund	[	]%

MuniCash	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the

57

Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

58

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Cash Management Share outstanding throughout each year presented.

[To Come]

TempCash

The table below sets forth selected financial data for a TempCash Cash Management Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Cash Management Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Cash Management Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Cash Management Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Cash Management Share outstanding throughout each year presented.

[To Come]

59

MuniFund

The table below sets forth selected financial data for a MuniFund Cash Management Share outstanding throughout each year presented.

[To Come]

MuniCash

The table below sets forth selected financial data for a MuniCash Cash Management Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Cash Management Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Cash Management Share outstanding throughout each year presented.

[To Come]

60

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

61

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

62

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

63

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Cash Management Shares	Fund Code
TempFund	0H3
TempCash	0H4
FedFund	0U2
T-Fund	0N3
Federal Trust Fund	0U1
Treasury Trust Fund	0N4
MuniFund	0K3
MuniCash	0K4
California Money Fund	0R3
New York Money Fund	0R4

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempCash

FedFund

MuniCash

California Money Fund

New York Money Fund

Cash Plus Shares

PROSPECTUS  |  [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempCash	[TMCXX]
FedFund	[TFDXX]
MuniCash	[MCSXX]
California Money Fund	[MUCXX]
New York Money Fund	[MUNXX]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About FedFund	7
	Key Facts About MuniCash	10
	Key Facts About California Money Fund	14
	Key Facts About New York Money Fund	18
	Important Additional Information	22

Details About the Funds	How Each Fund Invests	23
	Investment Objectives	23
	Investment Risks	27

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	32
	Purchase of Shares	32
	Redemption of Shares	33
	Additional Purchase and Redemption Information	34
	Cash Plus Distribution Plan and Shareholder Services Plan	34
	Dividends and Distributions	34
	Federal Taxes	35
	State and Local Taxes	35

Management of the Funds	Information About BIMC
	BIMC	37
	Conflicts of Interest	38
	Master/Feeder Structure	39

Financial Highlights	Financial Performance of the Funds	40

General Information	Certain Fund Policies	41

Glossary	Glossary of Investment Terms	42

For More Information	Funds and Service Providers	43

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Cash Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the

3

end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

4

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Cash Plus Shares of TempCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempCash—Cash Plus Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

TempCash—Cash Plus Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

6

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

7

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations

8

will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Plus Shares of FedFund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

9

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year	5 Years	10 Years

FedFund—Cash Plus Shares[1]	%	%	%

7-Day Yield As of December 31, 2009

FedFund—Cash Plus Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Cash Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

10

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares

Management Fee	[ ]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[ ]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by

11

the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

12

Performance Information

The bar chart below indicates the risks of investing in Cash Plus Shares of MuniCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniCash—Cash Plus Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Cash Plus Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

13

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [     ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

14

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

15

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

Special Risks Affecting the California Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information (the “SAI”).

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

16

Performance Information

The bar chart below indicates the risks of investing in Cash Plus Shares of California Money Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

California Money Fund—Cash Plus Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Cash Plus Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

17

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

18

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information (the “SAI”).

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The bar chart below indicates the risks of investing in Cash Plus Shares of New York Money Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

New York Money Fund—Cash Plus Shares[1,2]		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Cash Plus Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that differ only to the extent that they bear different expenses.]

[2]

Since no New York Money Fund Dollar Shares were outstanding during the period July 21, 1998 through April 10, 2000, performance for that period is based on the returns of the Fund’s Institutional Shares, adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

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Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash and FedFund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempCash FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

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MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A “repurchase agreement” is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempCash, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  TempCash may, when deemed appropriate by BIMC in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

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Reverse Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempCash and FedFund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest

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rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

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Municipal Securities Risks.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempCash and FedFund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the

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U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

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Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  All Funds.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  All Funds.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempCash and FedFund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  All Funds.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempCash and FedFund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), an indirect, wholly owned subsidiary of PNC, on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash and FedFund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Plus Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Plus Shares.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

FedFund	3:00 p.m.

MuniCash	12:00 p.m.

California Money Fund	12:00 p.m.

New York Money Fund	12:00 p.m.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of shares of each Fund may be effected through an Account through procedures and requirements established by your financial institution. Beneficial ownership of Cash Plus Shares will be recorded by your financial institution and will be reflected in Account statements. Your financial institution may impose minimum investment Account requirements. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an account, your financial institution may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your financial institution, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment required will be established by your financial institution and the Funds. In addition, your financial institution may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his financial institution for details.

Redemption of Shares

Cash Plus Shares may be redeemed at any time through a representative of your financial institution. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a Service Organization, that entity may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Your financial institution may impose earlier deadlines for redemption orders for Cash Plus Shares. The Funds reserve the right to limit the amount of redemption orders that will be paid on the same day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

FedFund	3:00 p.m.

MuniCash	12:00 p.m.

California Money Fund	12:00 p.m.

New York Money Fund	12:00 p.m.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Cash Plus Shares held by any account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Plus Shares account to $500 or more, no such redemption shall take place. If the value of a shareholder’s Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

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In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Your financial institution may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your financial institution reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Plus Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Trust entered into an agreement with your financial institution. The agreement requires your financial institution to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Cash Plus Shares of each of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund, held by your financial institution. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your financial institution is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust entered into an agreement with your financial institution. The agreement requires your financial institution to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund’s payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Cash Plus Shares held by your financial institution, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your financial institution is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also “Management of the Funds—Service Organizations,” as described in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PNC GIS, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PNC GIS with respect to dividends paid.

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Federal Taxes

[Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

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Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*  *  *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempCash and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	of $3 billion.
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund and three other portfolios not offered by this prospectus (T-Fund, Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other

37

extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18 % for the Cash Plus Shares of TempCash and 0.20% for the Cash Plus Shares of FedFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempCash	[	]%

FedFund	[	]%

MuniCash	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC

38

Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

39

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Plus Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempCash

The table below sets forth selected financial data for a TempCash Cash Plus Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Cash Plus Share outstanding throughout each year presented.

[To Come]

MuniCash

The table below sets forth selected financial data for a MuniCash Cash Plus Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Cash Plus Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Cash Plus Share outstanding throughout each year presented.

[To Come]

40

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

41

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

42

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempCash

FedFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

43

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

For yield information call: (800) 821-6006

Cash Plus Shares	Fund Code
TempCash	121
FedFund	130
MuniCash	148
California Money Fund	152
New York Money Fund	153

For other information call: (800) 821-7432 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

Cash Reserve Shares

PROSPECTUS  |   [                ], 2010

This prospectus contains information you should know before investing,

including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund	BRRXX
TempCash	[ ]
FedFund	BFRXX
T-Fund	[ ]
Federal Trust Fund	[ ]
Treasury Trust Fund	[ ]
MuniFund	BMFXX
MuniCash	[ ]
California Money Fund	[ ]
New York Money Fund	[ ]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	11
	Key Facts About T-Fund	14
	Key Facts About Federal Trust Fund	18
	Key Facts About Treasury Trust Fund	21
	Key Facts About MuniFund	24
	Key Facts About MuniCash	28
	Key Facts About California Money Fund	31
	Key Facts About New York Money Fund	36
	Important Additional Information	40

Details About the Funds	How Each Fund Invests	41
	Investment Objectives	41
	Investment Risks	45

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	50
	Purchase of Shares	50
	Redemption of Shares	51
	Additional Purchase and Redemption Information	52
	Cash Reserve Shareholder Services Plan	52
	Dividends and Distributions	53
	Federal Taxes	53
	State and Local Taxes	54

Management of the Funds	Information About BIMC
	BIMC	56
	Conflicts of Interest	57
	Master/Feeder Structure	58

Financial Highlights	Financial Performance of the Funds	59

General Information	Certain Fund Policies	61

Glossary	Glossary of Expense Terms	62

For More Information	Funds and Service Providers	63

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of TempFund by showing how the performance of Cash Reserve Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Cash Reserve Shares of the Fund. The table shows the average annual return for the Fund’s Cash Reserve Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (May 30, 2000)

TempFund—Cash Reserve Shares		%		%		%

7-Day Yield As of December 31, 2009

TempFund—Cash Reserve Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of TempCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempCash—Cash Reserve Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

TempCash—Cash Reserve Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to

“prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of FedFund by showing how the performance of Cash Reserve Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Cash Reserve Shares of the Fund. The table shows the average annual return for the Fund’s Cash Reserve Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (April 1, 2003)

FedFund—Cash Reserve Shares		%		%		%

7-Day Yield As of December 31, 2009

FedFund—Cash Reserve Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of T-Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

T-Fund—Cash Reserve Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

T-Fund—Cash Reserve Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of Federal Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Cash Reserve Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Cash Reserve Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. [The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation).] In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of Treasury Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Treasury Trust Fund—Cash Reserve Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Cash Reserve Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniFund.

Shareholder Fees (Fees paid directly from your investment)	Cash Reserve Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of MuniFund by showing how the performance of Cash Reserve Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Cash Reserve Shares of the Fund. The table shows the average annual return for the Fund’s Cash Reserve Shares for the 1 year, 5 year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Cash Reserve Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (August 4, 2000)

MuniFund—Cash Reserve Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniFund—Cash Reserve Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since no MuniFund Cash Reserve Shares were outstanding from August 7, 2003 through December 31, 2008, performance of the Fund’s Cash Reserve Shares for that period is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

[2]

[Since there were no MuniFund Cash Reserve Shares outstanding on December 31, 2009, the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of MuniCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniCash—Cash Reserve Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Cash Reserve Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[MuniCash Cash Reserve Shares were not outstanding on December 31, 2009, nor do they have a full calendar year of operations for the ten year period. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate byBIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of California Money Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

California Money Fund—Cash Reserve Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Cash Reserve Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Cash Reserve Shares*

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

*	Fund currently active, but no assets in share class.

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information (the “SAI”).

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Cash Reserve Shares of New York Money Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009	1 Year	5 Years	10 Years

New York Money Fund—Cash Reserve Shares[1,2]	%	%	%

7-Day Yield As of December 31, 2009

New York Money Fund—Cash Reserve Shares[1]		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calendar years. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance differ only to the extent that they bear different expenses.]

[2]

Since no New York Money Fund Dollar Shares were outstanding during the period July 21, 1998 through April 10, 2000, performance of the Fund’s Dollar Shares is based on the returns of the Fund’s Institutional Shares for that period, adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares

Minimum Initial Investment	$5,000 (however, institutional investors may set a higher minimum for their customers)

Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund

MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
MuniCash

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund, TempCash and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund, TempCash and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate byBIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  All Funds.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  All Funds.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.
The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Reserve Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26 and December 23, 2010.

Fund	Deadline (Eastern time)

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”) that entity may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

Fund	Deadline (Eastern time)

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Cash Reserve Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Funds—Service Organizations,” as described in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Reserve Shareholder Services Plan

Service Organizations may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into an agreement with each Service Organization that purchases Cash Reserve Shares of the Funds. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PNC GIS, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PNC GIS with respect to dividends paid.

Federal Taxes

[Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Cash Reserve Shares of TempFund and TempCash or 0.20% for the Cash Reserve Shares of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

For the fiscal year ended October 31, 2009, the aggregate management fees, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

TempCash	[	]%

FedFund	[	]%

T–Fund	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniFund	[	]%

MuniCash	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Cash Reserve Share outstanding throughout each year presented.

[To Come]

TempCash

The table below sets forth selected financial data for a TempCash Cash Reserve Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Cash Reserve Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Cash Reserve Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Cash Reserve Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Cash Reserve Share outstanding throughout each year presented.

[To Come]

MuniCash

The table below sets forth selected financial data for a MuniCash Cash Reserve Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Cash Reserve Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Cash Reserve Share outstanding throughout each year presented.

[To Come]

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Cash Reserve Shares	Fund Code
TempFund	0H2
TempCash	0H5
FedFund	0U3
T-Fund	0N2
Federal Trust Fund	0U5
Treasury Trust Fund	0N5
MuniFund	0K2
MuniCash	0K5
California Money Fund	0R2
New York Money Fund	0R5

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

Dollar Shares

PROSPECTUS  |  [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund	TDOXX
TempCash	TCDXX
FedFund	TDDXX
T-Fund	TFEXX
Federal Trust Fund	TSDXX
Treasury Trust Fund	TTDXX
MuniFund	MFDXX
MuniCash	MCDXX
California Money Fund	MUDXX
New York Money Fund	BPDXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	6
	Key Facts About FedFund	10
	Key Facts About T-Fund	13
	Key Facts About Federal Trust Fund	17
	Key Facts About Treasury Trust Fund	20
	Key Facts About MuniFund	23
	Key Facts About MuniCash	26
	Key Facts About California Money Fund	30
	Key Facts About New York Money Fund	34
	Important Additional Information	38

Details About the Funds	How Each Fund Invests	39
	Investment Objectives	39
	Investment Risks	43

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	48
	Purchase of Shares	48
	Redemption of Shares	49
	Additional Purchase and Redemption Information	50
	Dollar Shareholder Services Plan	51
	Dividends and Distributions	51
	Federal Taxes	51
	State and Local Taxes	52

Management of the Funds	Information About BIMC
	BIMC	54
	Conflicts of Interest	55
	Master/Feeder Structure	56

Financial Highlights	Financial Performance of the Funds	57

General Information	Certain Fund Policies	59

Glossary	Glossary of Investment Terms	60

For More Information	Funds and Service Providers	61

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

3

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

4

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of TempFund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

5

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempFund—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

TempFund—Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

6

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or

7

your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

8

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of TempCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempCash—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

TempCash—Dollar Shares	%

9

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

10

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to

11

“prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of FedFund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

12

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

FedFund—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

FedFund—Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

13

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

14

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

15

Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of T-Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

T-Fund—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

T-Fund—Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [ ] of the prospectus.

16

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

17

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18

Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of Federal Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

19

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

20

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation ), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

21

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of Treasury Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Treasury Trust Fund—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Dollar Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

22

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

23

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

24

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of MuniFund by showing how the performance of Dollar of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

25

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniFund—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

MuniFund—Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

26

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or

27

your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

28

Performance Information

The bar chart below indicates the risks of investing in Dollar of MuniCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniCash—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

29

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

30

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not

31

backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

32

Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of California Money Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Dollar Shares

California Money Fund

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

California Money Fund—Dollar Shares		%		%		%
7-Day Yield As of December 31, 2009

California Money Fund—Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

33

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [     ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Dollar Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment

Dollar Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares

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Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not

35

backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information (the “SAI”).

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The bar chart below indicates the risks of investing in Dollar Shares of New York Money Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Dollar Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years[1]

New York Money Fund—Dollar Shares		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Dollar Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since there were no New York Money Fund Dollar Shares outstanding during the period July 21, 1998 through April 10, 2000, the performance for that period is based on the returns of the Fund’s Institutional Shares, adjusted to reflect the difference expenses borne by the Fund’s Dollar Shares.

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Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares

Minimum Initial Investment	$5,000 (however, institutional investors may set a higher minimum for their customers)

Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund
MuniFund

MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

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¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund, TempCash and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund, TempCash and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

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Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.   The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

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The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, BIMC and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ SAI.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Dollar Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Dollar Shares.

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

†	The deadline for purchase orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Dollar Shares is $5,000 (however, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

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Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

†	The deadline for redemption orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Dollar Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Funds – Service Organizations,” as described in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Dollar Shareholder Services Plan

Service Organizations may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Dollar Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PNC GIS, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PNC GIS with respect to dividends paid.

Federal Taxes

[Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

51

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

52

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

53

Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting

54

principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Dollar Shares of TempFund and TempCash and 0.20% for the Dollar Shares of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

TempCash	[	]%

FedFund	[	]%

T–Fund	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniFund	[	]%

MuniCash	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the

55

Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

56

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

[To Come]

TempCash

The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

[To Come]

57

MuniCash

The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented.

[To Come]

58

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

59

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

60

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

61

[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Dollar Shares	Fund Code
TempFund	020
TempCash	023
FedFund	031
T-Fund	061
Federal Trust Fund	012
Treasury Trust Fund	063
MuniFund	059
MuniCash	054
California Money Fund	057
New York Money Fund	055

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

[LOGO]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

Institutional Shares

PROSPECTUS   |   [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund	TMPXX
TempCash	TMCXX
FedFund	TFDXX
T-Fund	TSTXX
Federal Trust Fund	TFFXX
Treasury Trust Fund	TTTXX
MuniFund	MFTXX
MuniCash	MCSXX
California Money Fund	MUCXX
New York Money Fund	MUNXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	11
	Key Facts About T-Fund	15
	Key Facts About Federal Trust Fund	18
	Key Facts About Treasury Trust Fund	21
	Key Facts About MuniFund	24
	Key Facts About MuniCash	28
	Key Facts About California Money Fund	32
	Key Facts About New York Money Fund	36
	Important Additional Information	40

Details About the Funds	How Each Fund Invests	41
	Investment Objectives	41
	Investment Risks	45

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	50
	Purchase of Shares	50
	Redemption of Shares	51
	Additional Purchase and Redemption Information	52
	Dividends and Distributions	52
	Federal Taxes	53
	State and Local Taxes	54

Management of the Funds	Information About BIMC
	BIMC	55
	Conflicts of Interest	56
	Master/Feeder Structure	57

Financial Highlights	Financial Performance of the Funds	58

General Information	Certain Fund Policies	60

Glossary	Glossary of Investment Terms	61

For More Information	Funds and Service Providers	62

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your

3

shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to

4

“prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of TempFund by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempFund—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

TempFund—Institutional Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [     ] of the prospectus.

6

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

7

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

8

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of TempCash by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempCash—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

TempCash—Institutional Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [ ] of the prospectus.

10

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

11

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

12

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of FedFund by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

FedFund—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

FedFund—Institutional Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

14

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

15

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

16

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of T-Fund by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

T-Fund—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

T-Fund—Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

17

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

18

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

19

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of Federal Trust Fund by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Institutional Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

20

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

21

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of Treasury Trust Fund by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Treasury Trust Fund—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Institutional Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

23

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding [0.20%] until [March 1, 2011]. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

24

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

25

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of MuniFund by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniFund—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

MuniFund—Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

27

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

28

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

29

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

30

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of MuniCash by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniCash—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Institutional Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

31

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

32

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

33

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

34

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of California Money Fund by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

California Money Fund—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Institutional Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

35

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares

36

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

37

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

38

Performance Information

The bar chart below indicates the risks of investing in Institutional Shares of New York Money Fund by showing how the performance of Institutional Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of the Fund. The table shows the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of the Fund. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

New York Money Fund—Institutional Shares		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

39

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares

Minimum Initial Investment	$3 million for institutions

Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund

MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
MuniCash

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

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¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund, TempCash and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund, TempCash and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

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Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

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The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, BIMC and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ SAI.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Institutional Shares.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

†	The deadline for purchase orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”), the Service Organization may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

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Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

†	The deadline for redemption orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Institutional Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day

52

before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PNC GIS, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PNC GIS with respect to dividends paid.

Federal Taxes

[Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal

53

income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund. ]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other

55

extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Institutional Shares of TempFund and TempCash and 0.20% for the Institutional Shares of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

TempCash	[	]%

FedFund	[	]%

T–Fund	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniFund	[	]%

MuniCash	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of

56

their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

57

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Institutional Share outstanding throughout each year presented.

[To Come]

TempCash

The table below sets forth selected financial data for a TempCash Institutional Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Institutional Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Institutional Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Institutional Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Institutional Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Institutional Share outstanding throughout each year presented.

[To Come]

58

MuniCash

The table below sets forth selected financial data for a MuniCash Institutional Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Institutional Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

[To Come]

59

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

60

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

61

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

62

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Institutional Shares	Fund Code
TempFund	024
TempCash	021
FedFund	030
T-Fund	060
Federal Trust Fund	011
Treasury Trust Fund	062
MuniFund	050
MuniCash	048
California Money Fund	052
New York Money Fund	053

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

Plus Shares

PROSPECTUS  |  [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund	TMPXX
T-Fund	TSTXX
MuniFund	MFTXX
California Money Fund	MUCXX
New York Money Fund	MUNXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About T-Fund	6
	Key Facts About MuniFund	10
	Key Facts About California Money Fund	13
	Key Facts About New York Money Fund	17
	Important Additional Information	21

Details About the Funds	How Each Fund Invests	23
	Investment Objectives	23
	Investment Risks	26

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	32
	Purchase of Shares	32
	Redemption of Shares	33
	Plus Shares Distribution Plan	34
	Additional Purchase and Redemption Information	34
	Dividends and Distributions	34
	Federal Taxes	35
	State and Local Taxes	35

Management of the Funds	Information About BIMC
	BIMC	37
	Conflicts of Interest	38
	Master/Feeder Structure	39

Financial Highlights	Financial Performance of the Funds	40

General Information	Certain Fund Policies	41

Glossary	Glossary of Investment Terms	42

For More Information	Funds and Service Providers	43

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares

3

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

4

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Plus Shares of TempFund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

5

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempFund—Plus Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

TempFund—Plus Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

6

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

7

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

8

Performance Information

The bar chart below indicates the risks of investing in Plus Shares of T-Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

T-Fund—Plus Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

T-Fund—Plus Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

9

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

10

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

11

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Plus Shares of MuniFund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

12

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniFund—Plus Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniFund—Plus Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

13

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

14

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with

15

other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information (“SAI”).

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Plus Shares of California Money Fund by showing how the performance of Plus Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Plus Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

16

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

California Money Fund—Plus Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Plus Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Plus Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

17

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Plus Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.40%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

18

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information (“SAI”).

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry

19

consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Plus Shares of New York Money Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

20

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

New York Money Fund—Plus Shares[1,2]		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Plus Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.]

[2]

Since no New York Money Fund Dollar Shares were outstanding during the period July 21, 1998 through April 10, 2000, performance for that period is based on the returns of the Fund’s Institutional Shares, adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Plus Shares

Minimum Initial Investment	$5,000 for institutions (however, institutional investors may set a higher minimum for their customers).

Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund and T-Fund Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

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Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

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¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A “repurchase agreement” is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (“SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  The Fund may, when deemed appropriate by BIMC in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

25

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or

26

your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of

27

economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund and T-Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial

29

services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  All Funds.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund

30

could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  All Funds.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Plus Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Plus Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

T-Fund*	5:30 p.m.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Fund	Deadline (Eastern time)

MuniFund	2:30 p.m.

California Money Fund	12:30 p.m.

New York Money Fund	12:30 p.m.

*	Purchase orders for TempFund and T-Fund Plus Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Plus Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Plus Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Plus Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”), the Service Organization may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

T-Fund*	5:30 p.m.

MuniFund**	12:30 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	12:30 p.m.

*	Redemption orders for TempFund and T-Fund Plus Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, California Money Fund and New York Money Fund Plus Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also “Management of the Funds—Service Organizations,” as described in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Plus Shares Distribution Plan

Service Organizations may purchase Plus Shares. Pursuant to a Distribution (12b-1 Plan) adopted by the Board, the Trust will enter into an agreement with each Service Organization that purchases Plus Shares. The agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares of TempFund, T-Fund and MuniFund, and up to 0.40% (on an annualized basis ) of the average daily net asset value of the Plus Shares of California Money Fund and New York Money Fund, held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PNC GIS, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PNC GIS with respect to dividends paid.

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Federal Taxes

[Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

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Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for T-Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of T-Fund and three other portfolios not offered by this prospectus (FedFund, Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other

37

extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Plus Shares of TempFund and 0.20% for the Plus Shares of T-Fund, MuniFund, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

T–Fund	[	]%

MuniFund	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC

38

Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

39

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Plus Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Plus Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Plus Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Plus Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Plus Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Plus Share outstanding throughout each year presented.

[To Come]

40

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

41

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

42

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

43

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

For yield information call: (800) 821-6006

Plus Shares	Fund Code
TempFund	[	]
T-Fund	[	]
MuniFund	[	]
California Money Fund	[	]
New York Money Fund	[	]

For other information call: (800) 821-7432 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

Premier Choice Shares

PROSPECTUS  |  [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund
FedFund
T-Fund
MuniFund
California Money Fund
New York Money Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	11
	Key Facts About T-Fund	14
	Key Facts About MuniFund	24
	Key Facts About California Money Fund	31
	Key Facts About New York Money Fund	35
	Important Additional Information	40

Details About the Funds	How Each Fund Invests	41
	Investment Objectives	41
	Investment Risks	45

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	50
	Purchase of Shares	50
	Redemption of Shares	51
	Additional Purchase and Redemption Information	52
	Premier Choice Shares Shareholder Services Plan	52
	Dividends and Distributions	52
	Federal Taxes	53
	State and Local Taxes	54

Management of the Funds	Information About BIMC
	BIMC	55
	Conflicts of Interest	56
	Master/Feeder Structure	57

Financial Highlights	Financial Performance of the Funds	58

General Information	Certain Fund Policies	60

Glossary	Glossary of Investment Terms	61

For More Information	Funds and Service Providers	62

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your

3

shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

4

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of TempFund by showing how the performance of Premier Choice Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Choice Shares of the Fund. The table shows the average annual return for the Fund’s Premier Choice Shares for the 1-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Premier Choice Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (April 25, 2005)

TempFund—Premier Choice Shares[1]		%		%

7-Day Yield As of December 31, 2009

TempCash—Premier Choice Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

There were no TempFund Premier Choice Shares outstanding from August 17, 2007 through February 28, 2008 and from December 5, 2008 through December 31, [2009]. For this period, the performance of the Fund’s Premier Choice Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares.

[2]

There were no TempFund Premier Choice Shares outstanding on [December 31, 2009]. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

6

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

7

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

8

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of TempCash by showing how the performance of Premier Choice Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Choice Shares of the Fund. The table shows the average annual return for the Fund’s Premier Choice Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Premier Choice Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

TempCash—Premier Choice Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

TempCash—Premier Choice Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

There were no TempCash Premier Choice Shares outstanding from December 14, 2005 through [December 31, 2009]. For this period, the performance of the Fund’s Premier Choice Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares.

[2]

There were no TempCash Premier Choice Shares outstanding on [December 31, 2009]. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

10

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

11

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations

12

will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of FedFund by showing how the performance of Premier Choice Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Choice Shares of the Fund. The table shows the average annual return for the Fund’s Premier Choice Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Premier Choice Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

13

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

FedFund—Premier Choice Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

FedFund—Premier Choice Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

There were no FedFund Premier Choice Shares outstanding from December 5, 2008 through [December 31, 2009]. For this period, the performance of the Fund’s Premier Choice Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares.

[2]

There were no FedFund Premier Choice Shares outstanding on [December 31, 2009]. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

14

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

15

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

• U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

16

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of T-Fund by showing how the performance of Premier Choice Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Choice Shares of the Fund. The table shows the average annual return for the Fund’s Premier Choice Shares for the 1-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Premier Choice Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (October 9, 2007)

T-Fund—Premier Choice Shares[1]		%		%

7-Day Yield As of December 31, 2009

T-Fund—Premier Choice Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

There were no T-Fund Premier Choice Shares outstanding from August 17, 2007 through February 28, 2008 and from December 5, 2008 through December 31, [2009]. For this period, the performance of the Fund’s Premier Choice Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares.

[2]

There were no T-Fund Premier Choice Shares outstanding on [December 31, 2009]. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

17

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

18

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or

19

that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of Federal Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Premier Choice Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Premier Choice Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

The Fund’s Premier Choice Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. Dollar Shares and Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Dollar Shares and Premier Choice Shares is [    ]%.

20

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

21

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

22

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of Treasury Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

23

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Treasury Trust Fund—Premier Choice Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Premier Choice Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

The Fund’s Premier Choice Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. Dollar Shares and Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Dollar Shares and Premier Choice Shares is [    ]%.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

24

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

25

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of MuniFund by showing how the performance of Premier Choice Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Choice Shares of the Fund. The table shows the average annual return for the Fund’s Premier Choice Shares for the 1-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Premier Choice Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (April 25, 2005)

MuniFund—Premier Choice Shares[1]		%		%

7-Day Yield As of December 31, 2009

MuniFund—Premier Choice Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

There were no MuniFund Premier Choice Shares outstanding from December 5, 2008 through [December 31, 2009]. For this period, the performance of the Fund’s Premier Choice Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares.

[2]

There were no MuniFund Premier Choice Shares outstanding on [December 31, 2009]. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

27

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

28

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

29

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of MuniCash by showing how the performance of Premier Choice Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Choice Shares of the Fund. The table shows the average annual return for the Fund’s Premier Choice Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Premier Choice Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

30

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

MuniCash—Premier Choice Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Premier Choice Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

There were no MuniCash Premier Choice Shares outstanding from December 14, 2005 through December 31, [2009]. For this period, the performance of the Fund’s Premier Choice Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares.

[2]

There were no MuniCash Premier Choice Shares outstanding on [December 31, 2009]. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

31

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

32

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget

33

deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of California Money Fund by showing how the performance of Premier Choice Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Choice Shares of the Fund. The table shows the average annual return for the Fund’s Premier Choice Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Premier Choice Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

34

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

California Money Fund—Premier Choice Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Premier Choice Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

There were no California Money Fund Premier Choice Shares outstanding from December 5, 2008 through [December 31, 2009]. For this period, the performance of the Fund’s Premier Choice Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares.

[2]

There were no California Money Fund Premier Choice Shares outstanding on [December 31, 2009]. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Choice Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

35

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.10%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

36

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry

37

consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

38

Performance Information

The bar chart below indicates the risks of investing in Premier Choice Shares of New York Money Fund by showing how the performance of Premier Choice Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Choice Shares of the Fund. The table shows the average annual return for the Fund’s Premier Choice Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Premier Choice Shares1

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

New York Money Fund—Premier Choice Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Premier Choice Shares[2]	%
Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

There were no New York Money Fund Premier Choice Shares outstanding from December 5, 2008 through [December 31, 2009]. For this period, the performance of the Fund’s Premier Choice Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares.

[2]

There were no New York Money Fund Premier Choice Shares outstanding on [December 31, 2009]. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

39

Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares

Minimum Initial Investment	$50,000

Minimum Additional Investment	The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds.

Tax Information

Dividends and distributions by TempFund, FedFund and T-Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

40

Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund

MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
MuniCash

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

41

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

42

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund, TempCash and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund, TempCash and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

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Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

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The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Premier Choice Shares may be purchased through an account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Choice Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Choice Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

TempCash	5:00 p.m.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Fund	Deadline (Eastern time)

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniFund	12:00 Noon

MuniCash	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Choice Shares will be recorded by the Service Organization and will be reflected in Account statements. The minimum initial investment is $50,000. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Choice Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

TempCash	5:00 p.m.

FedFund	5:00 p.m.

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Fund	Deadline (Eastern time)

T-Fund	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniFund	12:00 Noon

MuniCash	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Choice Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Premier Choice Shares Shareholder Services Plan

Service Organizations may purchase Premier Choice Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Premier Choice Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Choice Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Premier Choice Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

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Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

[Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.]

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State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled

55

investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Premier Choice Shares of TempFund and TempCash and 0.20% for the Premier Choice Shares of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

TempCash	[	]%

FedFund	[	]%

T–Fund	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniFund	[	]%

MuniCash	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the

56

Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Choice Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Premier Choice Share outstanding throughout each year presented.

[To Come]

TempCash

The table below sets forth selected financial data for a TempCash Premier Choice Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Premier Choice Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Premier Choice Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Premier Choice Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Premier Choice Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Premier Choice Share outstanding throughout each year presented.

[To Come]

58

MuniCash

The table below sets forth selected financial data for a MuniCash Premier Choice Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Premier Choice Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Premier Choice Share outstanding throughout each year presented.

[To Come]

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

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For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Choice Shares	Fund Code
TempFund	224
TempCash	124
FedFund	245
T-Fund	246
Federal Trust Fund	244
Treasury Trust Fund	254
MuniFund	264
MuniCash	144
California Money Fund	248
New York Money Fund	247

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

Select Shares

PROSPECTUS  |   [            ],2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund	[ ]
FedFund	[ ]
T-Fund	[ ]
MuniFund	[ ]
California Money Fund	[ ]
New York Money Fund	[ ]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	7
	Key Facts About T-Fund	10
	Key Facts About MuniFund	14
	Key Facts About California Money Fund	17
	Key Facts About New York Money Fund	22
	Important Additional Information	26

Details About the Funds	How Each Fund Invests	27
	Investment Objectives	27
	Investment Risks	31

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	36
	Purchase of Shares	36
	Redemption of Shares	37
	Additional Purchase and Redemption Information	38
	Select Shares Distribution Plan and Shareholder Services Plan	38
	Dividends and Distributions	38
	Federal Taxes	38
	State and Local Taxes	39

Management of the Funds	Information About BIMC
	BIMC	41
	Conflicts of Interest	42
	Master/Feeder Structure	43

Financial Highlights	Financial Performance of the Funds	44

General Information	Certain Fund Policies	45

Glossary	Glossary of Investment Terms	46

For More Information	Funds and Service Providers	47

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[ ]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and/or Expense Reimbursement[2,3]	[ ]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[ ]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

3

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

4

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Select Shares of TempFund by showing how the performance of Select Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Select Shares of the Fund. The table shows the average annual return for the Fund’s Select Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (May 20, 2002)

TempFund—Select Shares		%		%		%

7-Day Yield As of December 31, 2009

TempFund—Select Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

6

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your

7

shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both

8

increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Select Shares of FedFund by showing how the performance of Select Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Select Shares of the Fund. The table shows the average annual return for the Fund’s Select Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

9

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (May 20, 2002)

FedFund—Premier Shares		%		%		%

7-Day Yield As of December 31, 2009

FedFund—Premier Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

10

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or

11

your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

12

Performance Information

The bar chart below indicates the risks of investing in Select Shares of T-Fund by showing how the performance of Select Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Select Shares of the Fund. The table shows the average annual return for the Fund’s Select Shares for the 1-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (February 25, 2008)

T-Fund—Select Shares		%		%

7-Day Yield As of December 31, 2009

T-Fund—Select Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

13

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your

14

shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could

15

affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Select Shares of MuniFund by showing how the performance of Select Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Select Shares of the Fund. The table shows the average annual return for the Fund’s Select Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

16

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (May 20, 2002)

MuniFund—Select Shares		%		%		%

7-Day Yield As of December 31, 2009

MuniFund—Select Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

17

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[ ]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and/or Expense Reimbursement[2,3]	[ ]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[ ]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

18

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

19

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

20

Performance Information

The bar chart below indicates the risks of investing in Select Shares of California Money Fund by showing how the performance of Select Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Select Shares of the Fund. The table shows the average annual return for the Fund’s Select Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (May 20, 2002)

California Money Fund—Select Shares		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Select Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

21

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [     ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

22

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

23

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Select Shares of New York Money Fund by showing how the performance of Select Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Select Shares of the Fund. The table shows the average annual return for the Fund’s Select Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (May 20, 2002)

New York Money Fund—Select Shares		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Select Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

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Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund, FedFund and T-Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

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California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These

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supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Funds do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

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Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.   Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

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Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

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Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under

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tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect

33

the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  All Funds.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  All Funds.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a

34

restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  All Funds.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

35

Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of PNC, on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Select Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Institutional Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Fund	Deadline (Eastern time)

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Select Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

37

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Distributor will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time the fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Fund—Service Organizations.” As described in the “Management of the Funds” section, the Fund’s distributor and the Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

[Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to

38

qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year

39

consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund and T-Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other

41

extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Select Shares of TempFund and 0.20% for the Select Shares of FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

Through March 1, 2011, the Distributor and the Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% for each Fund after giving effect to the contractual agreement by BIMC described above.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

FedFund	[	]%

T–Fund	[	]%

MuniFund	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity

42

performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

43

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Select Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Select Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Select Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Institutional Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Institutional Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

[To Come]

44

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

45

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

46

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

55 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

47

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[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares	Fund Code
TempFund	[	]
FedFund	[	]
T-Fund	[	]
MuniFund	[	]
California Money Fund	[	]
New York Money Fund	[	]

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

Select Shares

PROSPECTUS  |  [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempCash	[ ]
Federal Trust Fund	[ ]
Treasury Trust Fund	[ ]
MuniCash	[ ]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	7
	Key Facts About Treasury Trust Fund	10
	Key Facts About MuniCash	13
	Important Additional Information	17

Details About the Funds	How Each Fund Invests	18
	Investment Objectives	18
	Investment Risks	21

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	26
	Purchase of Shares	26
	Redemption of Shares	27
	Additional Purchase and Redemption Information	28
	Select Shares Distribution Plan and Shareholder Services Plan	28
	Dividends and Distributions	28
	Federal Taxes	28
	State and Local Taxes	29

Management of the Funds	Information About BIMC
	BIMC	30
	Conflicts of Interest	31
	Master/Feeder Structure	32

Financial Highlights	Financial Performance of the Funds	33

General Information	Certain Fund Policies	34

Glossary	Glossary of Investment Terms	35

For More Information	Funds and Service Providers	36

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

3

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

4

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Select Shares of TempCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [        ]) and the lowest return for a quarter was [        ]% (quarter ended [        ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempCash—Select Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

TempCash—Select Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[The Fund’s Select Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waiver, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Select Shares is [    ]%.]

6

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[ ]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and/or Expense Reimbursement[2,3]	[ ]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[ ]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

7

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

8

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Select Shares of Federal Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods for. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [        ]) and the lowest return for a quarter was [        ]% (quarter ended [        ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Select Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Select Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[The Fund’s Select Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waiver, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Select Shares is [    ]%.]

9

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

10

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

11

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Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Select Shares of Treasury Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [        ]) and the lowest return for a quarter was [        ]% (quarter ended [        ]).

12

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Treasury Trust Fund—Select Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Select Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[The Fund’s Select Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waiver, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Select Shares is [    ]%.]

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Select Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

13

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

14

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

15

Performance Information

The bar chart below indicates the risks of investing in Select Shares of MuniCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [        ]) and the lowest return for a quarter was [        ]% (quarter ended [        ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniCash—Select Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Select Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[The Fund’s Select Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waiver, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Select Shares is [    ]%.]

16

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

17

Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempCash Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

18

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempCash and MuniCash

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk.

19

Commercial Paper.  TempCash.  The Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Stand-by Commitments.  MuniCash.  The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

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U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempCash and MuniCash.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

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Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Repurchase Agreements Risk.  TempCash and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.   All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Illiquid Securities Risk.  TempCash and MuniCash.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  TempCash and MuniCash.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  TempCash and MuniCash.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of PNC, on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1 , trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Select Shares may be purchased through an account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Select Shares.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash	12:00 Noon

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Select Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempCash	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Distributor will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time the fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section, the Fund’s distributor and/or Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

[Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross

28

income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of the Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, the Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

*  *  *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

29

Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed

30

certain caps (0.18% for the Select Shares of TempCash and 0.20% for the Select Shares of Federal Trust Fund, Treasury Trust Fund and MuniCash). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

Through March 1, 2011, the Distributor and the Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% for each Fund after giving effect to the contractual agreement by BIMC described above.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempCash	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniCash	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds

31

and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

32

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempCash

The table below sets forth selected financial data for a TempCash Select Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Select Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Select Share outstanding throughout each year presented.

[To Come]

MuniCash

The table below sets forth selected financial data for a MuniCash Select Share outstanding throughout each year presented.

[To Come]

33

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

35

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

36

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Select Shares	Fund Code
TempCash	H6
Federal Trust Fund	U6
Treasury Trust Fund	N6
MuniCash	K6

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

Premier Shares

PROSPECTUS  |  [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund	[ ]
FedFund	[ ]
T-Fund	[ ]
MuniFund	[ ]
California Money Fund	[ ]
New York Money Fund	[ ]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	7
	Key Facts About T-Fund	10
	Key Facts About MuniFund	14
	Key Facts About California Money Fund	17
	Key Facts About New York Money Fund	22
	Important Additional Information	26

Details About the Funds	How Each Fund Invests	27
	Investment Objectives	27
	Investment Risks	31

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	36
	Purchase of Shares	36
	Redemption of Shares	37
	Additional Purchase and Redemption Information	38
	Premier Shares Distribution Plan and Shareholder Services Plan	38
	Dividends and Distributions	38
	Federal Taxes	39
	State and Local Taxes	39

Management of the Funds	Information About BIMC
	BIMC	41
	Conflicts of Interest	42
	Master/Feeder Structure	43

Financial Highlights	Financial Performance of the Funds	44

General Information	Certain Fund Policies	45

Glossary	Glossary of Investment Terms	46

For More Information	Funds and Service Providers	47

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

3

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

4

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of TempFund by showing how the performance of Premier Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Shares of the Fund. The table shows the average annual return for the Fund’s Premier Shares for the 1-year period and since inception. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (March 2, 2005)

TempFund—Premier Shares		%		%

7-Day Yield As of December 31, 2009

TempFund—Premier Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

7

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations

8

will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of FedFund by showing how the performance of Premier Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Shares of the Fund. The table shows the average annual return for the Fund’s Premier Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

9

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

FedFund—Premier Shares		%		%		%

7-Day Yield As of December 31, 2009

FedFund—Premier Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

10

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or

11

your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

12

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of T-Fund by showing how the performance of Premier Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Shares of the Fund. The table shows the average annual return for the Fund’s Premier Shares for the 1-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (October 9, 2007)

T-Fund—Premier Shares		%		%

7-Day Yield As of December 31, 2009

T-Fund—Premier Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

13

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

14

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

15

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of MuniFund by showing how the performance of Premier Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Shares of the Fund. The table shows the average annual return for the Fund’s Premier Shares for the 1-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

16

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (March 2, 2005)

MuniFund—Premier Shares		%		%

7-Day Yield As of December 31, 2009

MuniFund—Premier Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

17

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

18

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

19

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

20

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of California Money Fund by showing how the performance of Premier Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Shares of the Fund. The table shows the average annual return for the Fund’s Premier Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

California Money Fund—Premier Shares		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Premier Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

21

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [     ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [     ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

22

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

23

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

24

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of New York Money Fund by showing how the performance of Premier Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Shares of the Fund. The table shows the average annual return for the Fund’s Premier Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

New York Money Fund—Premier Shares		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Premier Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

25

Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund, FedFund and T-Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

26

Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

27

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund.  The Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

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FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending. TempFund, FedFund and T-Fund. Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

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Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

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Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund,  MuniFund,  California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under

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tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund and T-Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect

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the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by BIMC. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  All Funds.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Restricted Securities Risk.  All Funds.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  All Funds.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of PNC, on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Premier Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Fund	Deadline (Eastern time)

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Distributor will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time the fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Fund—Service Organizations.” As described in the “Management of the Funds” section, the Fund’s distributor and the Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Fund—Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

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Federal Taxes

[Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund. ]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

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Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[    ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund and T-Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled

41

investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Premier Shares of TempFund and 0.20% for the Premier Shares of FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

Through March 1, 2011, the Distributor and the Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 0.68% for each Fund after giving effect to the contractual agreement by BIMC described above.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

FedFund	[	]%

T–Fund	[	]%

MuniFund	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly

42

and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Premier Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Premier Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Premier Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Premier Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Premier Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Premier Share outstanding throughout each year presented.

[To Come]

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

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For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Premier Shares	Fund Code
TempFund	[	]
FedFund	[	]
T-Fund	[	]
MuniFund	[	]
California Money Fund	[	]
New York Money Fund	[	]

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

Premier Shares

PROSPECTUS  |  [                        ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempCash	[ ]
Federal Trust Fund	[ ]
Treasury Trust Fund	[ ]
MuniCash	[ ]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	7
	Key Facts About Treasury Trust Fund	11
	Key Facts About MuniCash	15
	Important Additional Information	19

Details About the Funds	How Each Fund Invests	20
	Investment Objectives	20
	Investment Risks	23

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	28
	Purchase of Shares	28
	Redemption of Shares	29
	Additional Purchase and Redemption Information	30
	Premier Shares Distribution Plan and Shareholder Services Plan	30
	Dividends and Distributions	30
	Federal Taxes	31
	State and Local Taxes	31

Management of the Funds	Information About BIMC
	BIMC	33
	Conflicts of Interest	34
	Master/Feeder Structure	35

Financial Highlights	Financial Performance of the Funds	36

General Information	Certain Fund Policies	37

Glossary	Glossary of Investment Terms	38

For More Information	Funds and Service Providers	39

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

3.

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s Distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

3

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

4

¡

Foreign Exposure Risk – Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of TempCash by showing how the performance of Premier Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Shares of the Fund. The table shows the average annual return for the Fund’s Premier Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

TempCash—Premier Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

TempCash—Premier Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since there were no TempCash Premier Shares outstanding from December 14, 2005 through December 31, [2009], performance for that period is based on the return of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Premier Shares.

[2]

Since there were no TempCash Premier Shares outstanding on December 31, 2009, the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

6

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

3.

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of

7

the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s Distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

8

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of Federal Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Premier Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Premier Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[The Fund’s Premier Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Premier Shares is [    ]%.]

10

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

3.

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of

11

the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s Distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

12

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of Treasury Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

ANNUAL TOTAL RETURNS1

Treasury Trust Fund

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Treasury Trust Fund—Premier Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Premier Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

[The Fund’s Premier Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is []%, while the annual fund operating expenses, after waivers, for Premier Shares is [    ]%.]

14

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Premier Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.60%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses) from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

3.

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of

15

the Premier Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s Distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations

16

in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17

Performance Information

The bar chart below indicates the risks of investing in Premier Shares of MuniCash by showing how the performance of Premier Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Premier Shares of the Fund. The table shows the average annual return for the Fund’s Premier Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Premier Shares

ANNUAL TOTAL RETURNS

MuniCash

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

MuniCash—Premier Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Premier Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

Since no MuniCash Premier Shares were outstanding from December 14, 2005 through December 31, [2009], performance for that period is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Premier Shares.

[2]

[Since there were no MuniCash Premier Shares outstanding on December 31, 2009, the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.]

18

Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*  *  *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19

Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempCash Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

20

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempCash and MuniCash

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

21

TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Stand-by Commitments.  MuniCash.  The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

22

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempCash and MuniCash.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an

23

investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

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Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the

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issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Repurchase Agreements Risk.  TempCash and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.   All Funds.   Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

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Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempCash and MuniCash.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.   All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  TempCash and MuniCash.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  TempCash and MuniCash.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of PNC, on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1 , trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Payment for shares may be made only in federal funds or other immediately available funds. Premier Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). PNC GIS and/or certain centralized electronic order processing systems may not be able to support same-day trade settlement. In the case of purchases handled through such systems, the Funds may accept payment by the close of the federal funds wire on the next succeeding Business Day, but such purchases will not begin to earn dividends until such day. The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Shares.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. Where a redemption is processed through a centralized electronic order processing system where PNC GIS and/or the processing system cannot support same-day trade settlement, payment for redeemed shares may be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Distributor will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time the fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section, the Distributor and the Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Where shares are purchased through a centralized electronic order processing system where PNC GIS and/or the processing system cannot support same-day trade settlement, dividends will not begin to accrue until the Business Day following the day the purchase order is effected and will continue to accrue dividends through the day such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are

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available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

[Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of this Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, the Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund. ]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

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*  *  *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other

33

extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Premier Shares of TempCash and 0.20% for the Premier Shares of Federal Trust Fund, Treasury Trust Fund and MuniCash). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

Through March 11, 2011, the Distributor and Service Organizations have contractually agreed to waiver all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Premier Shares do not exceed 0.68% for each Fund after giving effect to the contractual agreement by BIMC described above.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempCash	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniCash	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading

34

activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

35

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempCash

The table below sets forth selected financial data for a TempCash Premier Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Premier Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Premier Share outstanding throughout each year presented.

[To Come]

MuniCash

The table below sets forth selected financial data for a MuniCash Premier Share outstanding throughout each year presented.

[To Come]

36

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

37

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

38

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

39

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Premier Shares	Fund Code
TempCash	126
Federal Trust Fund	246
Treasury Trust Fund	256
MuniCash	146

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

Private Client Shares

PROSPECTUS  |  [            ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempFund
FedFund
T-Fund
MuniFund
California Money Fund
New York Money Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	7
	Key Facts About T-Fund	10
	Key Facts About MuniFund	14
	Key Facts About California Money Fund	17
	Key Facts About New York Money Fund	22
	Important Additional Information	27

Details About the Funds	How Each Fund Invests	27
	Investment Objectives	27
	Investment Risks	31

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	36
	Purchase of Shares	36
	Redemption of Shares	37
	Additional Purchase and Redemption Information	38
	Private Client Shares Distribution Plan and Shareholder Services Plan	38
	Dividends and Distributions	38
	Federal Taxes	39
	State and Local Taxes	39

Management of the Funds	Information About BIMC
	BIMC	41
	Conflicts of Interest	42
	Master/Feeder Structure	43

Financial Highlights	Financial Performance of the Funds	44

General Information	Certain Fund Policies	45

Glossary	Glossary of Investment Terms	46

For More Information	Funds and Service Providers	47

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempFund.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

3

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

4

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of TempFund by showing how the performance of Private Client Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Private Client Shares of the Fund. The table shows the average annual return for the Fund’s Private Client Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

TempFund—Private Client Shares		%		%		%

7-Day Yield As of December 31, 2009

TempFund—Private Client Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6

Investment Manager

TempFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of FedFund.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

7

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in

8

securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of FedFund by showing how the performance of Private Client Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Private Client Shares of the Fund. The table shows the average annual return for the Fund’s Private Client Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

9

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

FedFund—Private Client Shares		%		%		%

7-Day Yield As of December 31, 2009

FedFund—Private Client Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of T-Fund.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

10

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [ ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or

11

your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

12

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of T-Fund by showing how the performance of Private Client Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Private Client Shares of the Fund. The table shows the average annual return for the Fund’s Private Client Shares for the 1-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		Since Inception (October 9, 2007)

T-Fund—Private Client Shares		%		%

7-Day Yield As of December 31, 2009

T-Fund—Private Client Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

13

Investment Manager

T-Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniFund.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of

14

the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

15

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of MuniFund by showing how the performance of Private Client Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Private Client Shares of the Fund. The table shows the average annual return for the Fund’s Private Client Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

16

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

MuniFund—Private Client Shares		%		%		%

7-Day Yield As of December 31, 2009

MuniFund—Private Client Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [ ] of the prospectus.

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of California Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

17

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

18

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

19

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

20

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of California Money Fund by showing how the performance of Private Client Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Private Client Shares of the Fund. The table shows the average annual return for the Fund’s Private Client Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

California Money Fund—Private Client Shares		%		%		%

7-Day Yield As of December 31, 2009

California Money Fund—Private Client Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

21

Investment Manager

California Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [ ] of the prospectus.

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of New York Money Fund.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

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[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in Municipal Obligations the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations that are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

23

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡

[Special Risks Affecting the New York Money Fund — The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

24

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of New York Money Fund by showing how the performance of Private Client Shares of the Fund has varied from year to year for each complete calendar year since inception of the share class; and by showing the average annual return for Private Client Shares of the Fund. The table shows the average annual return for the Fund’s Private Client Shares for the 1-year, 5-year and since inception periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [        ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		Since Inception (March 26, 2004)

New York Money Fund—Private Client Shares		%		%		%

7-Day Yield As of December 31, 2009

New York Money Fund—Private Client Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

25

Investment Manager

New York Money Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund, FedFund and T-Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

26

Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate the security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

27

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial

28

interests in municipal trust certificates and partnership trusts. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and FedFund.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Funds do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by BIMC in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the

29

seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

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Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Main Risks of Investing in the Funds:

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and FedFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed

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securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

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Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

[Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of California has components in technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California’s economy has recently experienced difficulties, particularly in the housing sector. A housing downturn which began in the fall of 2005, worsened into a general economic recession that continued through 2008. The deterioration of revenues as a result of weaker economic conditions in California, in combination with other developments, resulted in a budget deficit. Governor Schwarzenegger’s administration projects a structural budget deficit of $14.8 billion in fiscal year 2008-09, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10. On February 18, 2009, the California State Legislature adopted certain budget legislation to reduce the amount of the structural budget deficit.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

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[Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the SAI.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. Layoffs from the State’s financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. As a result, State employment and State wages are anticipated to decline in 2009.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Manager. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.]

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  All Funds.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

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Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  All Funds.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  All Funds.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of PNC, on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Private Client Shares may be purchased through an account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Private Client Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Fund	Deadline (Eastern time)

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Private Client Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Distributor will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time the fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Fund—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Fund—Service Organizations.” As described in the “Management of the Funds” section, the Fund’s distributor and the Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

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Federal Taxes

[Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund. ]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

39

Dividends that are paid by the California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Dividends and distributions derived from taxable income and capital gains are not exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.]

If you hold shares of the California Money Fund or the New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally will be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PNC GIS will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

40

Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for FedFund and T-Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other

41

extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for the Private Client Shares of TempFund and 0.20% for the Private Client Shares of FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

Through March 1, 2011, the Distributor and the Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% for each Fund after giving effect to the contractual agreement by BIMC described above.

For the fiscal year ended October 31, 2009, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempFund	[	]%

FedFund	[	]%

T–Fund	[	]%

MuniFund	[	]%

California Money Fund	[	]%

New York Money Fund	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in

42

transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

43

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempFund

The table below sets forth selected financial data for a TempFund Private Client Share outstanding throughout each year presented.

[To Come]

FedFund

The table below sets forth selected financial data for a FedFund Private Client Share outstanding throughout each year presented.

[To Come]

T-Fund

The table below sets forth selected financial data for a T-Fund Private Client Share outstanding throughout each year presented.

[To Come]

MuniFund

The table below sets forth selected financial data for a MuniFund Private Client Share outstanding throughout each year presented.

[To Come]

California Money Fund

The table below sets forth selected financial data for a California Money Fund Private Client Share outstanding throughout each year presented.

[To Come]

New York Money Fund

The table below sets forth selected financial data for a New York Money Fund Private Client Share outstanding throughout each year presented.

[To Come]

44

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

45

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

46

For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

47

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[THIS PAGE INTENTIONALLY LEFT BLANK]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempFund	233
FedFund	234
T-Fund	239
MuniFund	235
California Money Fund	237
New York Money Fund	236

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 24, 2009

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

Private Client Shares

PROSPECTUS  |  [                ], 2010

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol
TempCash	[ ]
Federal Trust Fund	[ ]
Treasury Trust Fund	[ ]
MuniCash	[ ]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	7
	Key Facts About Treasury Trust Fund	10
	Key Facts About MuniCash	13
	Important Additional Information	17

Details About the Funds	How Each Fund Invests	18
	Investment Objectives	18
	Investment Risks	21

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	26
	Purchase of Shares	26
	Redemption of Shares	27
	Additional Purchase and Redemption Information	28
	Private Client Shares Distribution Plan and Shareholder Services Plan	28
	Dividends and Distributions	28
	Federal Taxes	28
	State and Local Taxes	29

Management of the Funds	Information About BIMC
	BIMC	30
	Conflicts of Interest	31
	Master/Feeder Structure	32

Financial Highlights	Financial Performance of the Funds	33

General Information	Certain Fund Policies	34

Glossary	Glossary of Investment Terms	35

For More Information	Funds and Service Providers	36

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Where to Find More Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempCash.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.18% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waiver Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

3

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

4

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of TempCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

TempCash—Private Client Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

TempCash—Private Client Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

The Fund’s Private Client Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Private Client Shares is [    ]%.

6

Investment Manager

TempCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Federal Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

7

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waiver Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

8

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of Federal Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [        ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Federal Trust Fund—Private Client Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Federal Trust Fund—Private Client Shares[1]				%

9

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

The Fund’s Private Client Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Private Client Shares is [    ]%.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Treasury Trust Fund.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

10

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waiver Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. [The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation).] In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

11

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡	Liquidity Risk — The Fund may from time to time engage in portfolio trading for liquidity purposes.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of Treasury Trust Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

12

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

Treasury Trust Fund—Private Client Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

Treasury Trust Fund—Private Client Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

The Fund’s Private Client Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Private Client Shares is [    ]%.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page [    ] of the prospectus.

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniCash.

Shareholder Fees

(Fees paid directly from your investment)

Private Client Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	None

13

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	[	]%

Distribution and/or Service (12b-1) Fees	0.85%

Other Expenses[1]	[	]%

Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[	]%

[1]

[Other Expenses have been restated to reflect the deduction of the fees accrued by the Fund in the prior fiscal year to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (“Treasury Guarantee Program”) since those fees are non-recurring. The Fund paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.]

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], BlackRock Institutional Management Corporation (“BIMC”) has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Other Expenses from exceeding 0.20% until March 1, 2011. The agreement may be terminated upon 90 days’ notice (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by BIMC.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages [    ], the Fund’s distributor has contractually agreed to waiver Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Private Client Shares do not exceed 0.68% until March 1, 2011. [The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.]

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. In addition, the Fund may invest variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a “dollar-weighted average maturity” (as defined below) of 90 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

14

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The bar chart below indicates the risks of investing in Private Client Shares of MuniCash by showing how the performance of Dollar Shares of the Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of the Fund. The table shows the average annual return for the Fund’s Dollar Shares for the 1, 5 and 10 year periods. The past performance of the Fund does not necessarily indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

ANNUAL TOTAL RETURNS1

As of 12/31

[INSERT BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was [            ]% (quarter ended [            ]) and the lowest return for a quarter was [            ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2009

	1 Year		5 Years		10 Years

MuniCash—Private Client Shares[1]		%		%		%

7-Day Yield As of December 31, 2009

MuniCash—Private Client Shares[1]				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

[1]

The Fund’s Private Client Shares have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is [    ]%, while the annual fund operating expenses, after waivers, for Private Client Shares is [    ]%.

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Investment Manager

MuniCash’s investment manager is BlackRock Institutional Management Corporation (previously defined as “BIMC”).

*    *    *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. The Funds reserve the right to vary or waiver any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”), or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

How Each Fund Invests

Investment Objectives

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Objective
TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
Federal Trust Fund
Treasury Trust Fund

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Board without shareholder approval.

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the SEC.

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such short-term ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

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MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by BIMC pursuant to guidelines approved by the Board. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BIMC pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Primary Investment Strategies

Each Fund’s primary investment strategy is described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A “repurchase agreement” is a special type of short-term investment pursuant to which, a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempCash and MuniCash

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its primary investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BIMC, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BIMC deems the instrument to present minimal credit risk.

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Commercial Paper.  TempCash.  The Fund may invest in “commercial paper”, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”) which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”), issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BIMC in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Stand-by Commitments.  MuniCash.  The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

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U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

Affiliated Money Market Funds.  All Funds.  Each Fund may invest uninvested cash balances in affiliated money market funds.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BIMC believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  TempCash and MuniCash.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Main Risks of Investing in the Funds:

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

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Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BIMC will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BIMC will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Repurchase Agreements Risk.  TempCash and Treasury Trust Fund.  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Securities Risk.  TempCash and MuniCash.  If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

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Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Restricted Securities Risk.  TempCash and MuniCash.  Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Rule 144A Securities Risk.  TempCash and MuniCash.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk.  TempCash. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the net asset value (“NAV”) next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect, wholly owned subsidiary of PNC on each Business Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1 , trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Private Client Shares may be purchased through a brokerage account (an “Account”) you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares. A purchase order will be executed by PNC GIS on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Private Client Shares.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

[1]	SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26, and December 23, 2010. The NYSE will close early on November 26, 2010.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Private Client Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Service Organization. If shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PNC GIS on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on the same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Distributor will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time the fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section, the Fund’s distributor have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

[Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross

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income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, the Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2010, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund. ]

State and Local Taxes

[Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PNC GIS, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.]

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Management of the Funds

BIMC

BIMC, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BIMC is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BIMC is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BIMC, a registered investment adviser, was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC and its affiliates had approximately $[            ] trillion in investment company and other portfolio assets under management as of [December 31], 2009.

The Trust has entered into a management agreement (the “Management Agreement”) with BIMC under which BIMC provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BIMC a fee, computed daily and payable monthly, based on each Fund’s average daily net assets as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios not offered in this prospectus (FedFund and T-Fund).
**	Based on the average net assets of Fund whose fee is being calculated.

Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PNC GIS to provide certain administrative services with respect to the Trust. Any fees payable to PNC GIS do not affect the fees payable by the Funds to BIMC.

Through March 1, 2011, BIMC has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses on a class basis, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed

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certain caps (0.18% for the Private Client Shares of TempCash and 0.20% for the Private Client Shares of Federal Trust Fund, Treasury Trust Fund and MuniCash). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

Through March 1, 2011, the Distributor and Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% for each Fund after giving effect to the contractual agreement by BIMC described above.

For the fiscal year ended October 31, 2009, the aggregate management fees, net of any applicable waivers, paid by the Funds to BIMC, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates Received by BIMC

TempCash	[	]%

Federal Trust Fund	[	]%

Treasury Trust Fund	[	]%

MuniCash	[	]%

The services provided by BIMC are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BIMC and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities,

31

therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

The activities of BIMC or its Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

TempCash

The table below sets forth selected financial data for a TempCash Private Client Share outstanding throughout each year presented.

[To Come]

Federal Trust Fund

The table below sets forth selected financial data for a Federal Trust Fund Private Client Share outstanding throughout each year presented.

[To Come]

Treasury Trust Fund

The table below sets forth selected financial data for a Treasury Trust Fund Private Client Share outstanding throughout each year presented.

[To Come]

MuniCash

The table below sets forth selected financial data for a MuniCash Private Client Share outstanding throughout each year presented.

[To Come]

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to BIMC for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

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For More Information

Funds and Service Providers

THE FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Institutional Management Corporation

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, Pennsylvania 19153

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Private Client Shares	Fund Code
TempCash	225
Federal Trust Fund	255
Treasury Trust Fund	245
MuniCash	265

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The SAI includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Code: BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

STATEMENT OF ADDITIONAL INFORMATION

BLACKROCK LIQUIDITY FUNDS

[            ], 2010

This Statement of Additional Information is not a prospectus and should be read in conjunction with each of the current prospectuses dated [            ], 2010 for: (i) the Administration, Cash Management, Cash Reserve, Dollar, Institutional, Premier, Premier Choice, Private Client and Select Shares of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund; (ii) the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund; and (iii) the Plus Shares of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund of BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each prospectus. Copies of the prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing BlackRock Liquidity Funds, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at (800) 821-7432. The financial statements included in the Annual Report of each of the Funds are incorporated by reference into this Statement of Additional Information.

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund (each, a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund — October 1973; TempCash — February 1984; FedFund — October 1975; T-Fund — March 1980; Federal Trust Fund — December 1990; Treasury Trust Fund — May 1989; MuniFund — February 1980; MuniCash — February 1984; California Money Fund — February 1983; and New York Money Fund — March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of the California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers a class of Shares to institutional investors (“Institutional Shares”). In addition, each of the Funds offers to institutional investors, such as banks, savings and loan associations and other financial institutions (“Service Organizations”), four separate classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares and Dollar Shares. TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund offer Cash Plus Shares to Service Organizations that provide assistance in the sale of shares and institutional services to their customers. TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund offer Plus Shares to broker-dealers who provide assistance in the sale of shares and institutional services to their customers. Each of the Funds also offers Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.” On February 21, 2008, the Funds changed the names of certain share classes as follows: “Bear Stearns Shares” were renamed “Select Shares”; “Bear Stearns Private Client Shares” were renamed “Private Client Shares”; “Bear Stearns Premier Shares” were renamed “Premier Shares”; and “Bear Stearns Premier Choice Shares” were renamed “Premier Choice Shares”.

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees (“Board” or “Trustees”), BlackRock Institutional Management Corporation (“BIMC” or the “Manager”), the Trust’s manager, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the other Funds or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PNC Global Investment Servicing (U.S.), Inc. (“PNC GIS”), formerly known as PFPC Inc., an indirect wholly owned subsidiary of PNC, BlackRock Investments, LLC (“BRIL”) or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Strategies and Policies

The following supplements information contained in the prospectuses concerning the Funds’ investment strategies and/or policies. To the extent an investment policy is discussed in this Statement of Additional Information but not in the prospectuses, such policy is not a principal policy of the Funds. Except as indicated, the information below relates only to those Funds that are authorized to invest in the instruments or securities described below.

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer) (for TempFund, by all NRSROs that rate the security), such as Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper purchasable by TempFund and TempCash includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase funding agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Manager under guidelines approved by the Board of Trustees. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Inflation Risk. Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Interest Rate Risk. The value of fixed income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.

Investment Company Securities. The Funds may invest in securities issued by other open-end or closed-end investment companies as permitted by the 1940 Act. Investments in other investment companies may cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. With respect to MuniFund, MuniCash, California Money Fund, and New York Money Fund, these investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a security purchase is made: (a) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (b) not more than 10% of the Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations,” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds are permitted to invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage related and other asset-backed securities. Mortgage-related securities include fixed and adjustable rate Mortgage Pass-Through Certificates, which provide the holder with a share of the interest and principal payments on a pool of mortgages, ordinarily backed by residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“Ginnie Mae”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac. In addition the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents a direct ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including Ginnie Mae, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and significantly more volatile than “regular interests”. The residual in a CMO structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or companion tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however,

remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 required that interest on certain private activity bonds be included in an investor’s alternative minimum taxable income, and that corporate investors include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. However, most bonds issued in 2009 and 2010 have been excluded from these rules by the American Recovery and Reinvestment Act of 2009. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on Municipal Obligations to be subject, directly or indirectly, to Federal income taxation or may cause interest on Municipal Obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such Municipal Obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the U.S. Treasury Department or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and ratings may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Manager will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors generally, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of instruments the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold derivatives that, in the opinion of counsel to the issuer, are tax-exempt, and which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Manager will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Manager is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Manager will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, which must be deemed creditworthy by the Manager, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest and any accrued premium). In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs, residual interests, PAC certificates and TAC certificates. See “Mortgage-Related and Other Asset-Backed Securities” for ratings information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the securities. However, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

The Trust, the Manager and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable Fund, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable Fund in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable Fund in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable Funds under the applicable prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analogous provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Manager obtains and documents competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Manager, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each Fund’s net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a Fund’s net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund may each invest up to 10% of such Fund’s total assets in illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to “qualified institutional buyers”. The Manager will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Manager will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Manager will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Manager to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. The Manager will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments for Municipal Obligations may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Manager believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Freddie Mac, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or U.S. Government sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or U.S. Government sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the prospectuses. A Fund invests in variable or floating rate notes only when the Manager deems the investment to involve minimal credit risk. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating rate notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market some time in the future. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks with Respect to California Money Fund

For a discussion of economic and other conditions in the State of California, see Appendix B — ”Economic and Financial Conditions in California” to this Statement of Additional Information.

Special Risks with Respect to New York Money Fund

For a discussion of economic and other conditions in the State of New York, see Appendix C — ”Economic and Financial Conditions in New York” to this Statement of Additional Information.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held by the Funds under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines, which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holdings; provided, however, that weekly portfolio holdings may be made available to Fund shareholders, prospective shareholders, intermediaries and consultants on the next business day after the end of the weekly period); (ii) the Trust or BIMC, as manager and administrator, or PNC GIS, as sub-administrator, may disclose the Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to BIMC or PNC GIS or the auditors, custodian and legal counsel, or to the following rating or ranking organizations: Lipper, Inc. (“Lipper”), S&P, Moody’s, iMoneyNet, Inc., Thompson Financial Group, LLC, Morningstar, Inc. and Crane Data LLC, or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive annual reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous year, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the 1933 Act.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: The Funds may not purchase the securities of any issuer if as a result more than 5% of the value of such Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of such Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

12. T-Fund and FedFund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and repurchase agreements secured by such obligations.

13. Federal Trust Fund and Treasury Trust Fund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Funds may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

*  *  *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, governments or political subdivisions of governments, or their agencies or instrumentalities that issue tax-exempt securities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

General

Information on how to purchase and redeem each Fund’s shares is included in the applicable prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PNC GIS, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. Although Fund shares normally will be redeemed for cash upon receipt of a request in proper form, the Trust retains the right to redeem some or all of the Fund’s shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PNC GIS for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the Funds. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Board of Trustees of the Trust consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “non-interested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds, the Equity-Liquidity Complex and the Equity-Bond Complex, and one complex of exchange-traded funds (each complex, a “BlackRock Fund Complex”). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as Board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex. The non-interested Trustees have retained independent legal counsel to assist them in connection with their duties.

The Board has five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee.

The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Trust; (3) review the conduct and results of each independent audit of the Trust’s financial statements; (4) review with the independent auditors any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Trust and its service providers with respect to accounting and financial matters; (6) oversee the performance of the Trust’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; and (7) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended October 31, 2009, the Audit Committee met [            ] times.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are non-interested Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as non-interested Trustees of the Trust and recommend non-interested Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended October 31, 2009, the Governance Committee met [            ] times.

The members of the Compliance Committee (the “Compliance Committee”) are Joseph P. Platt, Jr. (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are non-interested Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and the Trust’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended October 31, 2009, the Compliance Committee met [            ] times.

The members of the Performance Oversight and Contract Committee (the “Performance Committee”) are David O. Beim (Chair), Toby Rosenblatt (Vice-Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are non-interested Trustees. The Performance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives. The Performance Committee’s responsibilities include, without limitation, to (1) review the Funds’ investment objectives, policies and practices, (2) recommend to the Board specific investment tools and techniques employed by BlackRock, (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes, (4) review the Funds’ investment performance relative to agreed-upon performance objectives and (5) review information on unusual or exceptional investment matters. The Board has adopted a written charter for the Performance Committee. During the fiscal year ended October 31, 2009, the Performance Committee met [            ] times.

The members of the Executive Committee (the “Executive Committee”) are Ronald W. Forbes, Rodney D. Johnson and Richard S. Davis. Messrs. Forbes and Johnson are non-interested Trustees and Mr. Davis is an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board of Trustees, (2) act on such matters as may require urgent action between meetings of the Board of Trustees, and (3) exercise such other authority as may from time to time be delegated to the Committee by the Board of Trustees. The Board has adopted a written charter for the Executive Committee. [The Executive Committee was formed on December 3, 2008 and from December 3, 2008 through October 31, 2009 met [            ] times.]

The boards of the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes established the Joint Product Pricing Committee (the “Product Pricing Committee”) comprised of nine members drawn from the Board members serving on the Boards of these three BlackRock Fund Complexes. Messrs. Forbes and Johnson, non-interested Board members, are members of the Product Pricing Committee representing the Equity-Liquidity Complex. Mr. Gabbay, an interested Board member of the BlackRock-advised Funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes, is also a member of the Product Pricing Committee. One non-interested board member representing the closed-end BlackRock Fund Complex and five non-interested board members representing the Equity-Bond Complex, serve on the Committee, including Jack O’Brien, who serves as Chair of the Product Pricing Committee. The purpose of the Committee is to review the components and structure of the non-money market funds in the BlackRock Fund Complexes. The Committee was formed on                                 , 2009, and met              times during the period                                 , 2009 through October 31, 2009.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, their principal occupations for at least the last five years, the length of time served, the total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any public directorships:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-interested Trustees[1]

David O. Beim[3] 40 East 52nd Street New York, NY 10022 1940	Trustee	2007 to present	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and culture center) from 1990 to 2006.	34 RICs consisting of 81 Portfolios	None

Ronald W. Forbes[4] 40 East 52nd Street New York, NY 10022 1940	Trustee	2007 to present	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 RICs consisting of 81 Portfolios	None

Dr. Matina Horner[5] 40 East 52nd Street New York, NY 10022 1939	Trustee	2004 to present	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 RICs consisting of 81 Portfolios	NSTAR (electric and gas utility)

Rodney D. Johnson[4] 40 East 52nd Street New York, NY 10022 1941	Trustee	2007 to present	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.	34 RICs consisting of 81 Portfolios	None

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee	2007 to present	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	34 RICs consisting of 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	2007 to present	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 RICs consisting of 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Joseph P. Platt, Jr.[6] 40 East 52nd Street New York, NY 10022 1947	Trustee	2007 to present	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	34 RICs consisting of 81 Portfolios	Greenlight Capital Re, Ltd. (reinsurance)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	2007 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 RICs consisting of 81 Portfolios	None

Toby Rosenblatt[7] 40 East 52nd Street New York, NY 10022 1938	Trustee	2005 to present	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	34 RICs consisting of 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish[8] 40 East 52nd Street New York, NY 10022 1951	Trustee	2007 to present	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	34 RICs consisting of 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee	2007 to present	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.	34 RICs consisting of 81 Portfolios	None

Interested Trustees[1,9]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	2007 to present	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.	173 RICs consisting of 283 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	2007 to present	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	173 RICs consisting of 283 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

[3]	Chair of the Performance Committee.
[4]	Co-Chair of the Board of Trustees.
[5]	Chair of the Governance Committee.
[6]	Chair of the Compliance Committee.
[7]	Vice-Chair of the Performance Committee.
[8]	Chair of the Audit Committee.
[9]

Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person,” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their address and year of birth, their principal occupations for at least the last five years, the length of time served, the total number of BlackRock-advised Funds and investment portfolios overseen and any public directorships:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Officers[1]

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	President and Chief Executive Officer	2007 to present	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised Funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Account Management Group (AMG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.	173 RICs consisting of 283 Portfolios	None

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer and Assistant Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.	173 RICs consisting of 283 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	173 RICs consisting of 283 Portfolios	None

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	2007 to present	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.	173 RICs consisting of 283 Portfolios	None

Howard Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	2007 to present	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, LP from 1993 to 2006.	173 RICs consisting of 283 Portfolios	None

[1]	Officers of the Trust serve at the pleasure of the Board of Trustees.

Share Ownership

Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2009 is set forth in the chart below:

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in Supervised Funds

Interested Trustees:

Richard S. Davis	None	over $100,000

Henry Gabbay	None	over $100,000

Non-Interested Trustees:

David O. Beim	None	$50,001-$100,000

Ronald W. Forbes	None	over $100,000

Dr. Matina Horner	None	$50,001-$100,000

Rodney D. Johnson	None	over $100,000

Herbert I. London	None	over $100,000

Cynthia A. Montgomery	None	over $100,000

Joseph P. Platt, Jr.	None	over $100,000

Robert C. Robb, Jr.	None	over $100,000

Toby Rosenblatt	None	over $100,000

Kenneth L. Urish	None	None

Frederick W. Winter	None	$50,001-$100,000

Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers except that Trustees of the Trust are eligible to purchase Institutional Shares of the Funds without regard to any minimum investment amount that would otherwise apply.

As of [            ], 2009, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate. As of

December 31, 2009, none of the non-interested Trustees of the Trust or their immediate family members owned beneficially or of record any securities of affiliates of the Manager.

Compensation of Trustees

Each Trustee who is a non-interested Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Board of Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Committees and the Vice-Chair of the Performance Committees are each paid an additional annual retainer of $25,000. The Chair of the Joint Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $487,500, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust, and (ii) with respect to each of the two open end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case by case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay’s compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the non-interested board members serving on such boards. The Board of the Trust or of any other BlackRock-advised Fund may modify the board members’ compensation from time to time depending on market conditions and Mr. Gabbay’s compensation would be impacted by those modifications.

Each of the non-interested Trustees and Mr. Gabbay agreed to a 10% reduction in their compensation described above for service during the period May 1, 2009 through December 31, 2009.

The following table sets forth the compensation earned by Trustees from the Funds for the fiscal year ended October 31, 2009 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2009.

Name	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Trust and other BlackRock- Advised Funds[1]

Non-Interested Trustees:

David O. Beim[2]	$	$	$	$	$	$	$	$	$	$	None	$

Ronald W. Forbes[3]	$	$	$	$	$	$	$	$	$	$	None	$

Dr. Matina Horner[4]	$	$	$	$	$	$	$	$	$	$	None	$

Rodney D. Johnson[3]	$	$	$	$	$	$	$	$	$	$	None	$

Herbert I. London	$	$	$	$	$	$	$	$	$	$	None	$

Cynthia A. Montgomery	$	$	$	$	$	$	$	$	$	$	None	$

Joseph P. Platt, Jr.[5]	$	$	$	$	$	$	$	$	$	$	None	$

Robert C. Robb, Jr.	$	$	$	$	$	$	$	$	$	$	None	$

Toby Rosenblatt[6]	$	$	$	$	$	$	$	$	$	$	None	$

Kenneth L. Urish[7]	$	$	$	$	$	$	$	$	$	$	None	$

Frederick W. Winter	$	$	$	$	$	$	$	$	$	$	None	$

Interested Trustee:

Henry Gabbay[8]	$	$	$	$	$	$	$	$	$	$	None	$

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see the Biographical Information chart beginning on page [ ].
[2]	Chair of the Performance Committee
[3]	Co-Chair of the Board of Trustees
[4]	Chair of the Governance Committee
[5]	Chair of the Compliance Committee
[6]	Vice Chair of the Performance Committee
[7]	Chair of the Audit Committee
[8]	Mr. Gabbay began receiving compensation for his service as a Trustee effective January 1, 2009. Mr. Davis receives no compensation for his service as a Trustee.

The Funds compensate Brian Kindelan for his services as Chief Compliance Officer. The Funds may also pay a portion of the compensation of certain members of the staff of the Chief Compliance Officer. For the fiscal year ended October 31, 2009, Mr. Kindelan received $[        ] in compensation from TempFund, $[        ] in compensation from TempCash, $[        ] in compensation from FedFund, $[        ] in compensation from T-Fund, $[        ] in compensation from Federal Trust Fund, $[        ] in compensation from Treasury Trust Fund, $[        ] in compensation from MuniFund, $[        ] in compensation from MuniCash, $[        ] in compensation from California Money Fund and $[        ] in compensation from New York Money Fund.

Management Services

BIMC provides both investment advisory and administration services to the Trust under a management agreement (the “Management Agreement”). The advisory services provided by BIMC under the Management Agreement are described under the “Portfolio Transactions” section above and in the Funds’ prospectuses.

The administrative services provided by BIMC under the Management Agreement are as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) distribution of information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and

(g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BIMC to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator,” BIMC has engaged PNC GIS, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund

Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
Calculation A	Calculation B

.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion. **
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose fee is being calculated.

Until March 1, 2011, BIMC, as manager, has contractually agreed to reduce its fees and reimburse certain ordinary expenses to ensure that each Fund’s management fees and other expenses, excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, do not exceed certain caps (0.18% for TempFund and TempCash and 0.20% for FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund). Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable.

The following chart provides information with respect to the management fees paid (net of waivers) and management fees waived for the fiscal years ended October 31, 2009, 2008 and 2007.

	2009		2008		2007
Fund	Management Fees Paid (Net of Waivers)	Management Fees Waived	Management Fees Paid (Net of Waivers)	Management Fees Waived	Management Fees Paid (Net of Waivers)	Management Fees Waived

TempFund			$115,001,694	$4,818,344	$70,341,704	$8,603,473

TempCash			27,402,628	5,461,702	21,750,426	6,085,937

FedFund			19,081,769	1,883,376	8,707,418	2,535,870

T-Fund			22,604,579	1,780,391	12,048,634	2,684,434

Federal Trust Fund			1,363,409	507,785	836,039	371,105

Treasury Trust Fund			10,011,269	1,664,711	4,300,185	1,532,456

MuniFund			11,460,480	3,634,842	8,617,062	3,630,844

MuniCash			2,791,766	1,674,128	4,660,165	2,236,079

California Money Fund			4,183,438	2,186,346	4,501,929	2,416,733

New York Money Fund			2,725,997	1,462,215	2,228,163	1,237,353

A discussion regarding the Trustees’ basis for approving the Management Agreement is available in the Trust’s annual report for the year ended October 31, 2009.

Potential Conflicts of Interest

[The Bank of America Corporation (“BAC”), through its subsidiary Merrill Lynch and Co., Inc. (“Merrill Lynch”), and The PNC Financial Services Group, Inc. (“PNC”), each have a significant economic interest in BlackRock, Inc., the parent of BIMC, the Funds’ Manager. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BIMC, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of BAC, Merrill Lynch and their affiliates (collectively, the “BAC Entities”), with respect to the Funds and/or other accounts managed by BlackRock, PNC or BAC Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms with approximately $[        ] trillion in assets under management as of December 31, 2009. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, BAC, Merrill Lynch, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, as well as the BAC Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more

Affiliates and BAC Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the BAC Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a BAC Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC Entities or their other accounts.

BlackRock and its Affiliates or a BAC Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or BAC Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more

Affiliates or BAC Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC Entities are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a BAC Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a BAC Entity. One or more Affiliates or BAC Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC Entities and may also enter into transactions with other clients of an Affiliate or BAC Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or BAC Entities on an arms-length basis. BlackRock or its Affiliates or a BAC Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC Entities.

One or more Affiliates or one of the BAC Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC Entity will be in its view commercially reasonable, although each Affiliate or BAC Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or BAC Entity of any such fees or other amounts.

When an Affiliate or BAC Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or BAC Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC Entity, will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC Entities in evaluating the Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or BAC Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by the BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates or BAC Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a BAC Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC Entity has significant debt or equity investments or in which an Affiliate or BAC Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a BAC Entity provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a BAC Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC Entity may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates and the BAC Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and BAC Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates or a BAC Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Trust, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or BAC Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivatives transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

Both custody arrangements described below in “Management of the Funds — Custodian and Transfer Agent” may lead to potential conflicts of interest with BlackRock where BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangements with PFPC Trust Company may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BlackRock would be required to make to the Fund. This could be viewed as having the potential to provide BlackRock an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that BlackRock might otherwise reimburse. However, BlackRock’s portfolio managers do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

Present and future activities of BlackRock and its Affiliates and BAC Entities, including BIMC, in addition to those described in this section, may give rise to additional conflicts of interest.]

Sub-Administrator

PNC GIS serves as the Trust’s sub-administrator. PNC GIS has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC and is an affiliate of BIMC. As the Trust’s sub-administrator, PNC GIS has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, PNC GIS is entitled to receive from BIMC compensation as set forth below:

Asset Based Fee:

An annual fee of 0.00065% of the Funds’ aggregate average net assets paid monthly; the aggregate asset based fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Annual Base Fee:

An annual base fee of $38,250 per Fund.

Annual Late Day Processing Fee:

$15,000 per Fund for each Fund that requires late day processing.

Multiple Class/Feeder Fee:

An annual multiple class/feeder fee of .0050% of each class/feeder’s average net assets (not to exceed $24,000 annually per class/feeder) per class/feeder per Fund for each class and payable monthly.

In addition, BIMC also pays PNC GIS for certain annual tax services, compliance support services, regulatory filing services and reimburses PNC GIS for certain out-of-pocket expenses.

Distributor

BRIL serves as the distributor of the Trust’s shares. BRIL, an indirect wholly-owned subsidiary of BlackRock, Inc., is a Delaware corporation and has its principal business address at 40 East 52nd Street, New York, New York 10022. BIMC is an affiliate of BRIL. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Manager, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, the Funds pay PFPC Trust Company a fee calculated daily and payable monthly equal to .0075% of the Funds’ aggregate average daily net assets for the Funds’ first $400 million of average daily net assets; .0050% of the Funds’ aggregate average daily net assets for the Funds’ next $1.6 billion of average daily net assets; and .0020% of the Funds’ aggregate average daily net assets for the Funds’ average daily net assets over $2 billion. Such fee shall be allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund.

With respect to MuniFund, MuniCash, California Money Fund and New York Money Fund under an arrangement effective June 1, 2008, on a monthly basis, PFPC Trust Company nets the Fund’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Fund’s fiscal year expire. Net debits at the end of a given month are added to the Fund’s custody bill and paid by the Fund. For the year ended October 31, 2009, custody credits earned under this arrangement were as follows: $[        ] with respect to MuniFund, $[        ] with respect to MuniCash; $[        ] with respect to California Money Fund and $[        ] with respect to New York Money Fund.

With respect to Funds other than MuniFund, MuniCash, California Money Fund and New York Money Fund, pursuant to PFPC Trust Company’s operating procedures, on a daily basis the Fund earns a custody credit based on the amount of any uninvested cash balances or is charged an overdraft fee for any debits. Custodian fees, including the amount of any overdraft charges, may be reduced each month by the amount of any custody credits. Unused custody credits may be carried over month to month but any credits unused by the end of a Fund’s fiscal year expire. Daily overdraft charges are added to the Fund’s custody bill and paid by the Fund. For the year ended October 31, 2009, custody credits earned under this arrangement were as follows: $[        ] with respect to TempFund, $[        ] with respect to TempCash; $[        ] with respect to FedFund and $[        ] with respect to T-Fund.

PNC GIS serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PNC GIS has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PNC GIS is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PNC GIS provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PNC GIS: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond the first 40; (ii) account fees of $16.00 to open an account and $1.50 to close an account; (iii) transaction charges of $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PNC GIS for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by plans described below. Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements. Certain Service Organizations provide sweep and/or allocation services (“Sweep/Allocation Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s DDA and/or employee benefits system to an account management system; (ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Fund on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Fund or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Fund’s shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services as described above. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs, overhead and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Distribution Plan (12b-1 Plan) for the Plus Shares, TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (or 0.40% in the case of the New York Money and California Money Funds) (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing Sweep/Allocation Services as described above. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (i) marketing and activities, including direct mail promotions that promote the sweep service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting sweep services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the sweep services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Cash Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Cash Plus Shares; (ii) processing dividend and distribution payments from a particular Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Cash Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Cash Plus Shares; (vii) providing subaccounting with respect to Cash Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Cash Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Select Shares, Private Client Shares and Premier Shares Distribution (12b-1) Plans, each Fund will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35% and 0.10%, respectively, of the average daily net asset value of such shares held by Service Organizations for the benefit of their customers. Sales and distribution services provided by Service Organizations under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by BRIL, which assistance may include forwarding sales literature and advertising provided by the Distributor for Customers.

Select Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Services Plan and related Agreement which will not exceed 0.50% (on an annual basis) of the average daily net asset value of a particular Fund’s Select Shares, Private Client Shares or Premier Shares held by Service Organizations for the benefit of their customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such shares will be paid to Service Organizations for providing services (which are not “service” within the meaning of the applicable rule of Financial Industry Regulatory Authority, Inc. (“FINRA”), which may include the services provided for Dollar Shares as described in sections (iii) through (xi) above. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services as described above. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include: (i) marketing activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services. Support Services are not “service” for purposes of the limitation in the applicable rule of FINRA.

Premier Choice Shares will also be subject to a fee payable pursuant to a Shareholder Services Plan and related Servicing Agreement which will not exceed 0.10% (on an annual basis) of the average daily net asset value of a particular Fund’s Premier Choice Shares held by Service Organizations for the benefit of their customers. This fee will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above.

With respect to the Select Shares, Premier Shares and Private Client Shares, until March 1, 2011, BRIL has contractually agreed to waive all or a portion of the fees to which it is entitled under the Distribution Plan and Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and the Shareholder Services Plan and related Agreement so that after such waivers, the maximum net annual fund ordinary operating expense ratios do not exceed (i) 1.00% of the average daily net assets of each Fund for Select Shares; (ii) 0.68% of the average daily net assets of each Fund for Private Client Shares; and (iii) 0.68% of the average daily net assets of each Fund for Premier Shares.

The Board of Trustees has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plan (12b-1 Plan) of the Cash Plus Shares, Plus Shares, Select Shares, Private Client Shares, Premier Shares or Premier Choice Shares must be approved by the holders of a majority as defined in the 1940 Act of the applicable outstanding shares. (It should be noted that while the annual service fee with respect to Plus Shares is currently set at 0.25%, the Plan adopted by the Board of Trustees with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to 0.40% without shareholder approval.) So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested Trustees.

The Manager, BRIL, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous — Other Information” below.

The following chart provides information with respect to the fees paid to Service Organizations, including the amounts paid to affiliates of BIMC during the fiscal year ended October 31, 2009.

Fund/Share Class*	Total Fees	Fees to Affiliates	Fees Waived

TempFund / Dollar	$

TempFund / Cash Reserve	$

TempFund / Cash Management	$

TempFund / Administration	$

TempFund / Select	$

TempFund / Private Client	$

TempFund / Premier	$

TempFund / Premier Choice	$

TempCash / Dollar	$

TempCash / Cash Management	$

TempCash / Administration	$

FedFund / Dollar	$

FedFund / Cash Management	$

FedFund / Cash Reserve	$

FedFund / Administration	$

FedFund/ Select	$

FedFund / Private Client	$

FedFund / Premier	$

FedFund / Premier Choice	$

T-Fund / Dollar	$

T-Fund / Cash Management	$

T-Fund / Administration	$

T-Fund/ Select	$

T-Fund / Private Client	$

T-Fund / Premier	$

Federal Trust / Dollar	$

Federal Trust / Administration	$

Treasury Trust / Dollar	$

Treasury Trust / Cash Management	$

Treasury Trust / Administration	$

MuniFund / Dollar	$

MuniFund / Cash Management	$

MuniFund / Administration	$

MuniFund / Select	$

MuniFund / Premier Choice	$

MuniFund / Private Client	$

MuniFund / Premier	$

MuniCash / Dollar	$

MuniCash / Cash Reserve	$

Fund/Share Class*	Total Fees	Fees to Affiliates	Fees Waived

MuniCash / Administration	$

California Money Fund / Dollar	$

California Money Fund / Cash Management	$

California Money Fund / Administration	$

California Money Fund / Select	$

California Money Fund / Private Client	$

California Money Fund / Premier	$

California Money Fund / Premier Choice	$

New York Money Fund / Dollar	$

New York Money Fund / Cash Management	$

New York Money Fund / Administration	$

New York Money Fund / Select	$

New York Money Fund / Private Client	$

New York Money Fund / Premier	$

New York Money Fund / Premier Choice	$

*	Share classes that had no shares outstanding as of October 31, 2009 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were to fail to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute with respect to each calendar year at least 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Funds may invest in debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the income earned by a Fund in a taxable year from such investments may not be represented by cash income, the Fund may have to dispose of securities that it might otherwise have continued to hold, or may have to borrow, to generate cash to satisfy its distribution requirements.

Interest and gain received by a Fund in connection with an investment in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Imposition of such taxes will reduce the return of the affected Fund.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are designated as exempt-interest dividends will not be subject to regular Federal income tax. Exempt-interest dividends are included, however, in determining the portion of a shareholder’s social security benefits and railroad retirement benefits that are subject to Federal income taxes. Moreover, interest on certain otherwise tax-exempt securities is subject to a Federal alternative minimum tax. Funds that invest in tax-exempt securities may at times buy such investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates; for Federal income tax purposes, if the security is disposed of at a gain, some or all of this market discount will be included in the Fund’s ordinary income and will be an ordinary income dividend for Federal income tax purposes and for purposes of New York State, New York City and California personal income taxes, if applicable, when distributed to shareholders. The tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to January 1, 2011. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.

Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to the shares; to the extent not disallowed, such loss will be treated as long-term capital loss to the extent of any capital gain dividends received with respect to the shares. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in the shareholder’s shares and any amount in excess of such basis will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (i.e., gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

If the value of assets held by a Fund declines, the Board may authorize a reduction in the number of outstanding shares of the Fund in order to preserve a net asset value of $1.00 per share. The basis of any shares eliminated in this manner from a shareholder’s account would be added to the basis of the shareholder’s remaining shares of the Fund; a shareholder disposing of shares at that time might recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced.

A loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends and capital gain dividends (“backup withholding”). Backup withholding could be required on distributions paid by MuniFund, MuniCash, California Money Fund and New York Money Fund if such Fund does not reasonably estimate that at least 95% of its distributions during the taxable year are comprised of exempt-interest dividends. Generally, shareholders subject to backup withholding will be non-corporate shareholders for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s Federal income tax liability provided that the required information is timely provided to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax. Dividends derived by a RIC from short-term capital gains and qualified net interest income (including income from original issue discount and market discount) and paid to stockholders who are nonresident aliens and foreign entities, if and to the extent properly designated as “interest-related dividends” or “short-term capital gain dividends,” generally will not be subject to U.S. withholding tax. Where possible, each Fund intends to make such designations. However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as an interest-related dividend or short term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of a Fund’s distributions will be designated as consisting of qualified short term gain or qualified net interest income exempt from withholding in the hands of nonresident and foreign shareholders. Unless extended by Congress, this provision regarding interest-related dividends and short term capital gain dividends generally would apply to distributions with respect to only taxable years of a Fund beginning before January 1, 2010.

Ordinary income and capital gain dividends paid by the Funds may also be subject to state and local taxes. However, certain states exempt from state income taxation dividends paid by RICs that are derived from interest on United States Treasury obligations. State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Funds intend to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If a Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within 60 days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as exempt-interest dividends for federal income tax purposes will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and (i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Future legislation, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to Federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund.

The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and/or Select Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ Manager, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the Manager or of a Fund’s portfolio manager.

From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the Manager utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders of a Fund owning at least 25% of the Fund’s shares, the Trust will call for a meeting of shareholders of such Fund to consider the removal of one or more Trustees and certain other matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Cash Management, Cash Plus, Cash Reserve, Dollar, Plus, Premier, Premier Choice, Private Client and Select Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Funds will vote in the aggregate and not by Fund except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s shares of beneficial interest (or of any class voting as a class) in connection with any trust action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of beneficial interest voting without regard to class (or portfolio).

COUNSEL

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                    ], with offices at [                                ], has been selected as the Trust’s independent registered public accounting firm for the fiscal year ended October 31, 2009.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2009 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2009 have been audited by the Trust’s independent registered public accounting firm, [            ], whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of such firms as experts in auditing.

MISCELLANEOUS

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated proxy voting responsibilities to BIMC and its affiliates, subject to the general oversight of the Trust’s Board of Trustees. The Trust expects BIMC and its affiliates to vote proxies related to the Funds’ portfolio securities for which a Fund has voting authority consistent with the Fund’s best interests. BIMC has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Funds’ proxies. The Proxy Voting Policy is attached as Appendix D.

Information about how the Funds voted proxies, if any, relating to securities held in the Funds’ portfolios during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Other Information

The Manager, BRIL and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, Service Organizations and intermediaries in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Manager, BRIL and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Manager, BRIL and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Manager, BRIL and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Manager, BRIL and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

[[Securities Holdings of Brokers

As of October 31, 2009, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was as follows:

Regular Broker Dealer	Security	Value

Bank Of America	Commercial Paper	$

Bank Of America	Master Notes	$

Barclays Bank, Plc	Certificates of Deposit	$

Barclays Bank, Plc	Commercial Paper	$

Deutsche Bank AG	Variable Rate Obligations	$

Regular Broker Dealer	Security	Value

Deutsche Bank AG	Time Deposits	$

JP Morgan Chase & Co.	Commercial Paper	$

JP Morgan Chase & Co.	Time Deposits	$

Morgan Stanley & Co.	Variable Rate Obligations	$

UBS Securities LLC	Commercial Paper	$

As of October 31, 2009, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was as follows:

Regular Broker Dealer	Security	Value

Bank Of America	Commercial Paper	$

Bank Of America	Master Notes	$

Deutsche Bank AG	Variable Rate Obligations	$

Deutsche Bank AG	Time Deposits	$

JP Morgan Chase & Co.	Time Deposits	$

Morgan Stanley & Co.	Variable Rate Obligations	$ ]]

[Certain Record Holders

As of [                    ], 2009, the following persons owned of record or beneficially 5% or more of a class of shares of a Fund:]

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” — Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s has devised two types of ratings in order to comment on the risks associated with payment in currencies other than the entity’s home country. Such payments typically are made outside the company’s home country, so the risks encompass both transfer and convertibility.

•

A local currency rating is our current opinion of an obligor’s overall capacity to generate sufficient local currency resources to meet its financial obligations (both foreign and local currency), absent the risk of direct sovereign intervention that may constrain payment of foreign currency debt. Depending on the location of a company’s operations, such intervention could relate to more than one government. Local currency credit ratings are provided on our global scale or on separate national scales, and may be either issuer or specific issue credit ratings. Country or economic risk considerations factored into local-currency ratings include the impact of government policies on the obligor’s business and financial environment, including factors such as the exchange rate, interest rates, inflation, labor market conditions, taxation, regulation, and infrastructure. However, the opinion does not address transfer and other risks related to direct sovereign intervention to prevent the timely servicing of cross-border obligations.

•

A foreign currency credit rating is our current opinion of an obligor’s overall capacity to meet all financial obligations — including its foreign-currency-denominated financial obligations. It may take be either an issuer or an issue credit rating. As in the case of local currency credit ratings, a foreign currency credit opinion on our global scale is based on the obligor’s individual credit characteristics, including the influence of country or economic risk factors. However, unlike local currency ratings, a foreign currency credit rating includes transfer and other risks related to sovereign actions that may directly affect access to the foreign exchange needed for timely servicing of the rated obligation. Transfer and other direct sovereign risks addressed in such ratings include the likelihood of foreign-exchange controls and the imposition of other restrictions on the repayment of foreign debt.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” — This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” — This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” — Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” — Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” — Short-tern debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” — A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment within one year, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” — A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Standard & Poor’s has devised two types of ratings in order to comment on the risks associated with payment in currencies other than the entity’s home country. Such payments typically are made outside the company’s home country, so the risks encompass both transfer and convertibility.

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A local currency rating is our current opinion of an obligor’s overall capacity to generate sufficient local currency resources to meet its financial obligations (both foreign and local currency), absent the risk of direct sovereign intervention that may constrain payment of foreign currency debt. Depending on the location of a company’s operations, such intervention could relate to more than one government. Local currency credit ratings are provided on our global scale or on separate national scales, and may be either issuer or specific issue credit ratings. Country or economic risk considerations factored into local-currency ratings include the impact of government policies on the obligor’s business and financial environment, including factors such as the exchange rate, interest rates, inflation, labor market conditions, taxation, regulation, and infrastructure. However, the opinion does not address transfer and other risks related to direct sovereign intervention to prevent the timely servicing of cross-border obligations.

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A foreign currency credit rating is our current opinion of an obligor’s overall capacity to meet all financial obligations — including its foreign-currency-denominated financial obligations. It may take be either an issuer or an issue credit rating. As in the case of local currency credit ratings, a foreign currency credit opinion on our global scale is based on the obligor’s individual credit characteristics, including the influence of country or economic risk factors. However, unlike local currency ratings, a foreign currency credit rating includes transfer and other risks related to sovereign actions that may directly affect access to the foreign exchange needed for timely servicing of the rated obligation. Transfer and other direct sovereign risks addressed in such ratings include the likelihood of foreign-exchange controls and the imposition of other restrictions on the repayment of foreign debt.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” — Securities considered to be speculative. For issuers and performing obligations, “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” — Securities considered to be highly speculative. For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” — Securities have high default risk. For issuers and performing obligations, default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” — Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” — Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” — Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” — Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” — Long-term debt rated “B” is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” — Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” — A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1”—The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

APPENDIX B

[ECONOMIC AND FINANCIAL CONDITIONS IN CALIFORNIA

The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon publicly available budget documents and offering statements relating to debt offerings of the State of California; however, it has not been updated nor will it be updated during the year. The Trust has not independently verified this information.

General Economic Conditions

The economy of the State of California (referred to herein as the “State” or “California”) is the largest among the 50 states and is one of the largest in the world, having major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services.

California’s July 1, 2008 population of approximately 38.1 million represented over 12 percent of the total United States population. California’s population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97 percent of the State’s population resided in the 25 Metropolitan Statistical Areas in the State. As of July 1, 2008, the 5-county Los Angeles area accounted for over 48 percent of the State’s population with over 18.4 million residents and the 11-county San Francisco Bay Area represented approximately 20 percent of the State’s population with a population of nearly 7.6 million.

California’s economy slipped into a recession in early 2001, losing 362,000 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy began stabilizing in 2003 with 934,000 jobs gained between July 2003 and December 2007. In the fall of 2005, a housing downturn began in California, as well as the rest of the nation. This housing downturn worsened into a general economic recession that continued through 2008. For the five months leading up to the end of October 2008, the average jobs lost per month was 15,700 as compared to an average of 5,200 jobs lost per month during the first five months of the year. The State’s unemployment rate increased to 8.2 percent in October 2008 from 5.7 percent in October 2007. The national unemployment rate in October 2008 was 6.5 percent.

California personal income is estimated to have grown by 3.7 percent in 2008, as compared to 5.9 percent in 2007. Taxable sales are projected to have declined by 4.5 percent in 2008.

California home building and residential real estate markets continued to slow in 2007 and the first ten months of 2008. At the end of October 2008, single-family residential permits were down 44 percent from a year ago. Existing single-family detached home sales were the exception to the downward trend in home building and residential real estate markets, rising in October 2008 to more than twice the rate of sales posted a year earlier. Weakening home prices contributed to the improvement in sales. The median price of existing, single-family homes sold in October 2008 was down 40 percent from a year earlier.

Prior Fiscal Years’ Budgets

The California economy grew strongly between 1994 and 2000, generally outpacing the nation, and as a result, for the five fiscal years from 1995-96 to 1999-00, the General Fund tax revenues exceeded the estimates made at the time the budgets were enacted. The State ended the 2000-01 fiscal year with a budget reserve of $5.39 billion. However, during fiscal year 2001-02, the State experienced an unprecedented drop in revenues compared to the prior year largely due to reduced personal income taxes from stock option and capital gains activity. During the three fiscal years between 2001-02 and 2003-04, the State encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on one-time measures, internal borrowing and external borrowing. The State also faced a cash flow crisis during this period which was in part relieved by the issuance of revenue anticipation warrants in June 2002 and June 2003 and economic recovery bonds in the spring of 2004.

The State’s economy began recovering during the 2004-05, 2005-06 and 2006-07 fiscal years, with the result that General Fund revenues were higher in each fiscal year than had been projected at the start of the fiscal year. The State continued to utilize a combination of expenditure cuts, cost avoidance, internal and external borrowing, fund shifts and one-time measures such as securitization of tobacco settlement revenues and sale of economic recovery bonds to produce balanced budgets.

The fiscal year 2005-06 Budget Act (the “2005 Budget Act”) was adopted by the Legislature on July 7, 2005, along with a number of implementing measures, and signed by Governor Arnold Schwarzenegger (the “Governor”) on July 11, 2005. In approving the budget, the Governor vetoed $190 million in appropriations (including $115 million in General Fund appropriations). The 2005 Budget Act contained General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 were funded by using a part of the $7.5 billion fund balance at June 30, 2005. Under the 2005 Budget Act, the June 30, 2006 reserve was projected to be $1.302 billion. About $900 million of this reserve was set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

The fiscal year 2006-07 Budget Act (the “2006 Budget Act”) was adopted by the Legislature on June 27, 2006, along with a number of implementing measures, and signed by the Governor on June 30, 2006. In approving the budget, the Governor vetoed $112 million in appropriations (including $62 million in General Fund appropriations). Under the 2006 Budget Act, General Fund revenues were projected to increase 1.2 percent from $92.7 billion in fiscal year 2005-06 to $93.9 billion in fiscal year 2006-07. The 2006 Budget Act contained General Fund appropriations of $101.3 billion, compared to $92.7 billion in 2005-06. This included more than $4.9 billion, or 4.7 percent of total General Fund resources available, to address the State’s debt by establishing a budget reserve of $2.1 billion and making early debt repayments of $2.8 billion. The difference between revenues and expenditures in 2006-07 was funded by using a large part of the 2006-07 beginning fund balance. Under the 2006 Budget Act, the June 30, 2007 reserve was projected to be $2.1 billion, compared to an estimated June 30, 2006 reserve of $9.5 billion.

The fiscal year 2007-08 Budget Act (the “2007 Budget Act”) was adopted by the Legislature on August 21, 2007, along with a number of implementing measures, and signed by the Governor on August 24, 2007. In approving the 2007 Budget Act the Governor vetoed $943 million in appropriations (including $703 million in General Fund appropriations). Under the 2007 Budget Act, General Fund revenues and transfers were projected to increase 6.0 percent, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08. The 2007 Budget Act contained General Fund appropriations of $102.3 billion, compared to $101.7 billion in 2006-07. Under the 2007 Budget Act, the June 30, 2008 total reserve was projected to be $4.1 billion, the largest reserve of any budget in the State’s history. The reserve was so large because it contained a number of risks. Many of these risks did in fact occur during fiscal year 2007-08. In addition, the deterioration of revenues as a result of weaker economic conditions in the State in combination with other developments resulted in a budget deficit.

Current State Budget

The fiscal year 2008-09 Budget Act (the “2008 Budget Act”) was adopted by the Legislature on September 18, 2008, along with a number of implementing measures, and signed by the Governor on September 23, 2008. In approving the 2008 Budget Act the Governor vetoed $850 million in General Fund appropriations). General Fund revenues and transfers for fiscal year 2008-09 were projected at $103.0 billion, an increase of $1.8 billion or 1.8 percent compared with revised estimates for fiscal year 2007-08. General Fund expenditures for fiscal year 2008-09 were projected at $103.4 billion, a decrease of $0.1 billion from the $103.3 billion for 2007-08. The 2008 Budget Act addressed the $24.3 billion budget deficit and projected to end fiscal year 2008-09 with a $1.7 billion total reserve, but projected a deficit of $1.0 billion in fiscal year 2009-10.

The 2008 Budget Act included the following major General Fund components:

Budget Reform — As part of the 2008 Budget Act, the Legislature approved a constitutional amendment to be placed on the next statewide ballot after November 2008 that would mandate at least three percent to 12.5% of General Fund revenues each year to be sequestered into the Budget Stabilization Account (“BSA”), unless the BSA is full or moneys are being assessed in a deficit year. In addition to the annual transfer, in years that revenues are above five percent of the amounts included in the budget act for that fiscal year, such excess amounts would be required to be transferred to the BSA. Under normal circumstances, the State would set aside $1.509 billion for fiscal year 2008-09 in the BSA for rainy day purposes. On May 28, 2008, the Governor issued an Executive Order which officially suspends the BSA transfer for 2008-09. The 2008 Budget Act reflected the suspension of this transfer to the BSA for the 2008-09 fiscal year.

Modernization of the California Lottery and Securitization — The 2008 Budget Act included legislation that, if approved by the voters of the State at the June 2009 statewide election, authorizes the California State Lottery to adopt changes to improve its financial performance. The 2008 Budget Act proposed to securitize future lottery revenues to fund a newly created Debt Retirement Fund, with the first $5.0 billion in securitization revenues expected to be available in fiscal year 2009-10.

Tax Law Changes — In connection with the 2008 Budget Act, certain changes were made to State tax laws. Among such changes were: (i) the acceleration of tax collection from quarterly filers and those who make over $1 million a year, resulting in increased revenue of $2.3 billion in fiscal year 2008-09; (ii) the suspension of net operating loss deductions for taxpayers with income greater than $500,000 for tax years 2008 and 2009 with such taxpayers being able to carryback losses in future years, resulting in increasing revenues by $1.265 billion in fiscal year 2008-09; (iii) the imposition of a new penalty on corporate taxpayers who understate their tax liability by $1 million or more, in an amount equal to 20% of the understatement which would be assessed in addition to the current $1.435 billion, by $75 million in revenues in 2008-09 and $45 million in revenues in 2009-10; and (iv) the implementation of an accrual accounting adjustment increasing revenues by $1.440 billion in 2008-09.

K-12 Education — The voter-approved constitutional amendment which guarantees minimum funding levels for K-12 schools and community colleges (the “Proposition 98 Guarantee”) for 2008-09 is projected to grow to $58.1 billion, of which $41.9 billion would be from the General Fund. The 2008 Budget Act fully funded the Proposition 98 Guarantee. The 2008 Budget Act projected total expenditures for K-12 education programs to be $71.9 billion ($42 billion from the General Fund) in 2008-09. Total per-pupil expenditures were projected to be $12,152 in 2008-09, including funds provided for prior year settle-up obligations.

Higher Education — The 2008 Budget Act reflected a total funding for Higher Education of $20.7 billion, including $13.0 billion from the General Fund and Proposition 98 sources, which maintained funding for University of California and California State University at fiscal year 2007-08 levels and increased California Community College funding by 4.9% above fiscal year 2007-08 levels.

Health and Human Services — The 2008 Budget Act includes $31.1 billion from the General Fund for Health and Human Services Programs, which is an increase of $75 million from the revised 2007-08 estimate.

Transportation Funding — The 2008 Budget Act included $1.43 billion to fully fund Proposition 42 in fiscal year 2008-09. See “Constitutional and Statutory Limitations on Taxes and Appropriations; Constraints on the State Budget Process; Future Initiatives” below for information regarding Proposition 42. Proposition 1A passed in November 2006 provides for the repayment of any remaining Proposition 42 debt by the year 2015-16. Pursuant to Proposition 1A, the 2008 Budget Act repaid $83 million from the 2003-04 and 2004-05 Proposition 42 suspensions.

Complete text of the 2008 Budget Act may be found at the website of the Department of Finance (www.dof.ca.gov), under the heading “California Budget.” Information on the website is not incorporated herein by reference.

Proposed Fiscal Year 2009-10 Budget

The Governor released his proposed budget for fiscal year 2009-10 (the “2009 Governor’s Budget”), on December 31, 2008. General fund revenues and transfers for fiscal year 2009-10 are projected at $97.7 billion, an increase of $6.6 billion, or 7.2%, compared with revised estimates for fiscal year 2008-09. The 2009 Governor’s Budget, among other assumptions, reflects $4.7 billion of reimbursements from the proceeds of revenue anticipation warrants (to be repaid in June 2011) and $6.1 billion of reimbursements from proceeds of lottery securitization (to be approved by voters at a special election to be held in 2009) and lottery revenues. General fund expenditures for fiscal year 2009-10 are projected at $95.5 billion, an increase of $3.1 billion, or 3.4%, compared with the revised estimates for 2008-09. The 2009 Governor’s Budget projects to end fiscal year 2009-10 with a $2.2 billion total reserve.

The 2009 Governor’s Budget projects a deficit in fiscal year 2008-09 of $14.8 billion, and if left unresolved, such deficit is projected to grow to $41.6 billion in fiscal year 2009-10.

A few of the major General Fund components in the 2009 Governor’s Budget include:

1. Tax Law Changes — The value of the dependent credit for income tax purposes would be tied to the personal exemption credit, thereby reducing the value by about $210. Such change is proposed to begin with the 2009 tax year to increase tax receipts by $1.4 billion annually.

2. K-12 Education — Proposition 98 funding is proposed to be funded at the minimum required guarantee of $51.5 billion, which reflects a decrease of $6.6 billion from the level funded by the 2008 Budget Act, or 11.4%. The 2009 Governor’s Budget projects total expenditures for K-12 education programs to be $61.2 billion ($40.7 billion from the General Fund) in 2009-10. The 2009 Governor’s budget proposes to retire the State’s existing prior-year settle-up obligations in the amount of $1.1 billion with a corresponding accounting change that would exclude such funds from Proposition 98 calculations. The 2009 Governor’s Budget also includes a proposal to shorten the K-12 school year by up to five days.

3. Higher Education — The 2009 Governor’s Budget reflects a total funding of $13.1 billion from General Fund and Proposition 98 sources, which, pursuant to the Higher Education Compact, includes a $427.7 million increase for University of California, California State University, and Hastings College of Law.

4. Health and Human Services — The 2009 Governor’s Budget includes a $29.8 billion General Fund budget, which is a decrease of $1.0 billion, or 3.3%, from the revised estimates for 2008-09.

5. Transportation Funding — The 2009 Governor’s Budget proposes to increase General Fund expenditures by $399.2 million, or 29.2 percent from the 2008 Budget Act. The increase is due to the increase in the Proposition 42 sales tax revenues driven by the 1.5-cent sales tax rate increase and the sales tax on selected services that are proposed as part of the overall General Fund budget solution. The 2009 Governor’s Budget notes that base Proposition 42 revenues have declined from the 2008 Budget Act by $81.3 million in fiscal year 2008-09 and $233.6 million in fiscal year 2009-10, due to economic conditions.

LAO Assessment. In its “Overview of the Governor’s Budget,” dated January 8, 2009 (the “LAO Overview”), the Legislative Analyst’s Office (the “LAO”) found the 2009 Governor’s Budget “generally is built upon reasonable numbers. However, the LAO expressed caution about the “risks from further deterioration of the economy and state revenues, and from costs that the state is likely to incur but are not included in the Governor’s Budget.” Such costs cited by the LAO include the increased interest costs from the issuance of registered warrants, penalties incurred from late payments due to the State’s deteriorating cash situation or costs associated with a 2009 special election. The LAO does note that on the potential upside that the 2009 Governor’s Budget does not assume any savings from increased federal funding which could easily exceed such increased costs.

Moreover, the LAO expresses caution about the reliability of certain revenue and savings proposals incorporated into the 2009 Governor’s Budget such as the heavy reliance on access to the credit markets in order for the State budget to balance. The LAO notes that “[i]n order for the plan to work, the State would need to obtain voter approval for a lottery measure, overcome legal questions, and issue billions of dollars of debt in a credit market in turmoil.” The LAO also raises legal issues regarding the ability of the State to issue revenue anticipation warrants to close a prior-year deficit in the manner proposed in the 2009 Governor’s Budget.

The LAO Overview includes alternate budget-balancing proposals from the LAO, including placing a package of tax increases before the State’s voters.

Publications from the LAO can be read in full by accessing the LAO’s website (www.lao.ca.gov) or by contacting the LAO at (916) 445-4656.

Complete text of the 2009 Governor’s Budget may be found at the Electronic Budget website of the Department of Finance (www.ebudget.ca.gov), under the heading “Governor’s Proposed Budget” Information on the website is not incorporated herein by reference.

Fiscal and Economic Challenges

To respond to the fiscal and economic challenges facing the State, including the budget deficit, the Governor proclaimed a fiscal emergency on December 19, 2008. The proclamation required the State Legislature to convene in an extraordinary session to act upon budget legislation to address the fiscal emergency. The State Legislature approved the budget legislation on February 19, 2009, which included for fiscal years 2008-09 and 2009-10, a total of $14.8 billion in spending cuts, $12.5 billion in tax increases, $5.4 billion in borrowing and $7.8 billion in federal stimulus funds. A special Statewide election will be held in May 2009 to approve a number of measures, including restraints on government growth and the securitization of the State lottery described above under “Proposed Fiscal Year 2009-10 Budget.”

Future Budgets

It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

Ratings

As of February 15, 2009, the following ratings for the State of California general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc. (“Fitch”):

Fitch	Moody’s	S&P
A+	A1	A

These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Local Governments

General. The primary units of local government in the State are 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, jails and public safety in unincorporated areas. There are also 478 incorporated cities in the State and thousands of special districts formed for education, utilities and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to the State Constitution, was approved by State voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local governmental entities, and have been required to maintain many services.

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 (described below) dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the “State–local agreement”) in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee (“VLF”) rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, which previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. This worked to the benefit of local governments, because the backfill amount annually increases in proportion to the growth in secured roll property tax revenues, which has historically grown at a higher rate than VLF revenues.

As part of the State-local agreement, Proposition 1A (“Proposition 1A”) was approved by the voters at the November 2004 election. Proposition 1A amended the State Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee revenues as of November 3, 2004. The State may borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship and two–thirds of both houses of the Legislature approves the borrowing. The amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also prohibits the State from mandating activities on cities, counties or special districts without providing the funding needed to comply with the mandates. If the State does not provide funding for activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate is suspended. In addition, Proposition 1A expanded the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Proposition 1A do not apply to schools or community colleges or to mandates relating to employee rights.

Welfare. The entire Statewide welfare system was changed in response to the change in federal welfare law in 1996. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (P.L. 104-193) fundamentally reformed the nation’s welfare system. The Law included, among other things, provisions to convert Aid to Families with Dependent Children, an entitlement program, to Temporary Assistance for Needy Families (“TANF”), a block grant program with lifetime time limits on TANF recipients, work requirements and other changes. The revised basic State welfare system, California Work Opportunity and Responsibility to Kids (“CalWORKs”) which embodies the State’s response to the federal welfare system, contains time limits on the receipt of welfare aid and the linkage of eligibility to work participation requirements. Under the CalWORKs program, counties are give flexibility to develop their own plans, consistent with State law to implement the program and to administer many of its elements. Counties are still required to provide “general assistance” aid to certain persons who cannot obtain welfare from other programs.

The CalWORKs caseload was 460,120 cases in fiscal year 2007-08 and is projected to be 475,340 cases in 2008-09. This represents a major decline in caseload from the rapid growth of the early 1990s, when caseload peaked at 921,000 cases in fiscal year 1994-95.

The 2008 Budget Act included total CalWORKs-related expenditures of $6.7 billion for fiscal year 2008-09, including TANF and Maintenance of Effort (“MOE”) countable expenditures, of which $2.697 billion is budgeted to be paid from the General Fund. The amount budgeted includes $5.3 billion for CalWORKs program expenditures within the Department of Social Services’ budget, $100 million in county expenditures, $1.3 billion in other programs. The 2008 Budget Act included total CalWORKs-related expenditures of $2.033 billion from the General Fund.

The 2008-09 Governor’s Budget originally included MOE expenditures in excess of the required level. These additional expenditures included $349.2 million for the State Department of Education’s after-school programs and the Student Aid Commission’s CalGrants that were counted towards the CalWORKs MOE, reducing California’s work participation requirement by an estimated 5.1 percent. As a result of the federal Final Rule released in February 2008, many of the expenditures that California had counted as excess MOE were disallowed, effectively eliminating the caseload reduction credit gained from those expenditures. The 2008 Budget Act identified sufficient excess MOE expenditures, along with the new proposals to increase the State’s work participation rate outlined above, to bring California into compliance with federal work requirements by 2009-10.

In a fiscal emergency special session, the Legislature eliminated $40 million in Pay for Performance incentive funds in 2007-08, and approved a delay in providing the July 2008 CalWORKs cost-of-living adjustment until October 2008, resulting in savings of $40.5 million in 2008-09. The 2008 Budget Act eliminated the CalWORKs cost-of-living adjustment and the pay for performance incentive of $40 million in 2008-09 and ongoing.

Current policies are not expected to increase work participation rates enough to meet the federal requirement for at least 50 percent work participation among all families. Although the rates, as adjusted for caseload reduction credits, have not yet been finalized, California will fail to meet the work participation rate for federal fiscal year 2007. As a result, California’s required Maintenance of Effort (“MOE”) will be 80 percent of federal fiscal year 1994 historic expenditures rather than the 75 percent MOE level California has been required to meet. The 2008 Budget Act continued to reflect an increase of MOE spending by $179.5 million in 2008-09, to $2.9 billion, to reflect this penalty.

Considerable improvement in work participation rates must be achieved to avoid additional federal penalties, which could cost the State and counties more than $1.5 billion over a five-year period beginning in fiscal year 2009-10.

Trial Courts. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State’s trial court system. The legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on counties. In fiscal year 2008-09, the State’s trial court system will receive approximately $2.7 billion and $499 million in resources from the counties.

Constitutional and Statutory Limitations on Taxes and Appropriations;

Constraints on the State Budget Process; Future Initiatives

Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes, restricted the use of the State’s General Fund or special fund revenues, or otherwise limited the State Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Article XIIIA of the State Constitution, which resulted from the voter-approved Proposition 13, passed in 1978, which, among other things, required that any change in State taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each house of the Legislature. Examples of provisions restricting the use of General Fund revenues are Article XIIIB of the State Constitution, which limits the amount of appropriations (not including expenditures for voter-approved debt service) of the State and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local governments have financial responsibility for providing, Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1988, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

More recently, a new series of constitutional amendments sponsored by Governor Schwarzenegger and approved by the voters, have also affected the budget process. These include Proposition 1A (described under “Local Governments” above) and Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits. Proposition 58 and other voter initiatives affecting the budget process are described below.

Proposition 58, approved by the voters in 2004, requires the State to enact a balanced budget, and establish a special reserve and restricts future borrowing to cover fiscal year end deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would in some cases have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending increases, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session for that purpose. If the Legislature fails to pass and send to the Governor legislation to address the fiscal emergency within 45 days, the Legislature would be prohibited from: (i) acting on any other bills or (ii) adjourning in joint recess until such legislation is passed.

Proposition 58 also requires and establishes the BSA. The BSA will be funded by annual transfers of specified amounts from the General Fund, unless suspended or reduced by the Governor or until a specified maximum amount has been deposited.

Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (ii) inter-fund borrowings.

An initiative statute, Proposition 49, called the “After School Education and Safety Program of 2002,” was approved by the voters on November 5, 2002, and required the State to expand funding for before and after school programs in the State’s public elementary, middle and junior high schools. This increase was first triggered in 2006-07, which increased funding for these programs to $550 million. These funds are part of Proposition 98 minimum funding guarantee for K-14 education.

On November 2, 2004, the voters approved Proposition 63, which imposes a one percent tax surcharge on taxpayers with annual taxable income of more than $1 million for purposes of funding and expanding mental health services. In addition, Proposition 63 prohibits the Legislature or the Governor from redirecting funds now used for mental health services to other purposes or from reducing General Fund support for mental health services below the levels provided in fiscal year 2003-04.

On November 7, 2006, voters approved Proposition 1A, which was placed on the ballot by the Legislature as Senate Constitutional Amendment No. 7 (“SCA 7”), to protect Proposition 42 transportation funds from any further suspensions. Provisions of the State Constitution enacted as Proposition 42 (“Proposition 42”) in 2002, permit the suspension of the annual transfer of motor vehicle fuel sales tax revenues from the General Fund to the Transportation Investment Fund if the Governor declares that the transfer will result in a “significant negative fiscal impact” on the General Fund and the Legislature agrees with a two-thirds vote of each house. SCA 7 modified the constitutional provisions of Proposition 42 in a manner similar to Proposition 1A of 2004, so that if such a suspension occurs, the amount owed by the General Fund must be repaid to the Transportation Investment Fund within three years, and only two such suspensions can be made within any ten-year period. In 2003-04, the scheduled Proposition 42 transfer of $868 million was suspended, and in 2004-05 the full transfer of $1.258 billion was suspended. The Proposition 42 transfer was fully funded in 2005-06 at $1.359 billion. The 2006 Budget Act fully funded the Proposition 42 transfer at $1.415 billion for 2006-07, and also included $1.415 ($1.215 billion from the General Fund) for advance repayment of a portion of the 2003-04 and 2004-05 suspensions. The 2007 Budget Act fully funded the Proposition 42 transfer at $1.439 billion and the required repayment for remaining Proposition 42 debts at $183 million for 2007-08. The 2008 Budget Act fully funds the Proposition 42 transfer for 2008-09 at $1.432 billion with another $83 million to repay a portion of past suspensions.

The Fund cannot predict the impact of legislation on the bonds in the Fund’s portfolios. Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State’s ability to fund such programs by raising taxes.

Pending Litigation

The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. Information regarding some of the more significant litigation pending against the State would ordinarily be included in various public documents issued thereby, such as the official statements prepared in connection with the issuance of general obligation bonds of California. Such official statements may be obtained by contacting the State Treasurer’s Office at 800-900-3873 or at www.treasurer.ca.gov. Information on the website is not incorporated herein by reference.]

APPENDIX C

[ECONOMIC AND OTHER CONDITIONS IN NEW YORK

The following information is a brief summary of factors affecting the economy of New York City (“New York City” or the “City”) or New York State (the “State” or “New York”) and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon the most recent publicly available offering statements relating to debt offerings of state and local issuers and other financial and demographic information, and it does not reflect recent developments since the dates of such offering statements and other information. The Fund has not independently verified this information.

The State, some of its agencies, instrumentalities and public authorities and certain of its municipalities have sometimes faced serious financial difficulties that could have an adverse effect on the sources of payment for or the market value of the New York municipal bonds in which the Fund invests.

New York City

General. The City, with a population of approximately 8,000,000, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City’s total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

For each of the 1981 through 2008 fiscal years, the City’s General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles (“GAAP”), after discretionary and other transfers. City fiscal years end on June 30 and are referred to by the calendar year in which they end. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without proposed tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City’s economic base.

As required by the law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City’s capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s current financial plan projects budget balance in the 2009 fiscal year in accordance with GAAP except for the application of Statement No. 49 of the Government Accounting Standards Board (“GASB 49”) as described herein. The City’s current financial plan projects budget gaps for each of the 2011 through 2013 fiscal years. A pattern of current year balance and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved an excess of revenues over expenditures, before discretionary transfers, for each fiscal year. The City is required to submit its financial plans to the New York State Financial Control Board (the “Control Board”).

The Mayor is responsible for preparing the City’s financial plan which relates to the City and certain entities that receive funds from the City, including the financial plan for the 2009 through 2012 fiscal years submitted to the Control Board on June 30, 2008 (the “June Financial Plan”) and Modification No. 09-2 to the June Financial Plan submitted to the Control Board on January 30, 2009 which, among other things, contains the Mayor’s preliminary budget for the 2010 fiscal year and extends the financial plan to include the 2013 fiscal year (as so modified the “2009-2013 Financial Plan” or “Financial Plan”). The City’s projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and federal aid, the impact on City revenues and expenditures of any future federal or State policies affecting the City and the cost of future labor settlements.

The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. (See “Certain Reports” herein).

City’s Financing Program. Implementation of the Financial Plan is dependent upon the City’s ability to market its securities successfully. Implementation of the Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance Authority (the “Water Authority”) and the New York City Transitional Finance Authority (“TFA”). In addition, the City may issue revenue and tax anticipation notes to finance its seasonal working capital requirements. Recent turmoil in the financial markets has led to constraints in the availability of credit to all borrowers including governmental entities. The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

2009-2013 Financial Plan. For the 2008 fiscal year, the City’s General Fund had an operating surplus of $4.64 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2008 fiscal year is the twenty-eighth consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

The City’s expense and capital budgets for the 2009 fiscal year were adopted on June 29, 2008. The June Financial Plan, which was consistent with the City’s expense and capital budgets as adopted for the 2009 fiscal year, projected revenues and expenditures for the 2009 fiscal year balanced in accordance with GAAP, except for the application of GASB 49, as described below, and projected gaps of $2.3 billion, $5.2 billion and $5.1 billion in fiscal years 2010 through 2012, respectively.

On January 30, 2009, the Mayor released his preliminary budget for the 2010 fiscal year and the City submitted to the Control Board the Financial Plan for the 2009 through 2013 fiscal years which relates to the City and certain entities that receive funds from the City and which was consistent with the Mayor’s preliminary budget. The Financial Plan is a modification to the June Financial Plan, as subsequently modified by the financial plan submitted to the Control Board on November 12, 2008 (the “November Financial Plan”). The Financial Plan projects revenues and expenses for the 2009 and 2010 fiscal years balanced in accordance with GAAP, except for the application of GASB 49 as described below, and projects gaps of $3.2 billion, $4.0 billion and $4.2 billion in fiscal years 2011 through 2013, respectively, after implementation of a gap-closing program described below.

The Financial Plan reflects decreases, since the June Financial Plan, in projected net revenues of $1.3 billion, $3.5 billion, $3.1 billion and $3.1 billion in fiscal years 2009 through 2012, respectively. Changes in projected revenues include: (i) decreases in personal income tax revenues of $407 million, $1.3 billion, $958 million and $872 million in fiscal years 2009 through 2012, respectively; (ii) decreases in business tax revenues of $319 million, $678 million, $696 million and $563 million in fiscal years 2009 through 2012, respectively; (iii) net decreases in other tax revenues of $365 million, $1.3 billion, $1.2 billion and $1.3 billion in fiscal years 2009 through 2012, respectively, primarily resulting from decreases in real property transfer and sales taxes; (iv) net decreases of $327 million, $194 million, $139 million and $75 million, in fiscal years 2009 through 2012, respectively, reflecting decreased revenues of $327 million annually in fiscal years 2009 through 2012 as a result of the proposed elimination of State revenue sharing, offset by increased revenues of $133 million, $188 million and $252 million in fiscal years 2010 through 2012, respectively, as a result of the expansion of the red-light traffic camera program, both of which proposals require enactment by the State legislature; and (v) a net increase in other non-tax revenue of $80 million in fiscal year 2009 and net decreases in other non-tax revenues of $73 million, $43 million and $11 million in fiscal years 2010 through 2012, respectively. Decreases in projected revenues reflect the weakening of the City economy since the June Financial Plan. A rapid deceleration in the nation’s economic activity combined with the financial market turmoil that worsened in September 2008 has stressed the City’s securities and real estate industries more than anticipated in the June Financial Plan. The Financial Plan assumes that New York Stock Exchange member firms post a loss of $47.2 billion in calendar year 2008, compared to the $7.1 billion in gains assumed in the June Financial Plan. The Financial Plan assumes private sector job losses of 283,000 in the forecast two-year downturn period corresponding to fiscal years 2009 through 2010, compared to 89,000 job losses assumed in the June Financial Plan during the then forecast one-year downturn from the second quarter in calendar 2008 to the second quarter of calendar 2009. The Financial Plan assumes that total wage earnings will contract by 11.3 percent in calendar year 2009, and contract further by 2.3 percent in calendar year 2010, compared to an estimated decline of 3.6 percent assumed in calendar year 2009 in the June Financial Plan.

The Financial Plan also reflects decreases, since the June Financial Plan, in projected net expenditures of $686 million, $196 million and $12 million in fiscal years 2009, 2010 and 2012, respectively, and an increase in projected net expenditures of $35 million in fiscal year 2011. Changes in projected expenditures include: (i) increases to pension contributions of $87 million, $345 million and $612 million in fiscal years 2009, 2011 and 2012, respectively; (ii) a decrease in pension contributions of $120 million in fiscal year 2010; (iii) reductions in the contributions to the Retiree Health Benefits Trust Fund of $82 million, $395 million and $672 million in fiscal years 2010 through 2012, respectively, effectively drawing down the balance in that fund by those amounts in the respective fiscal years; (iv) increases in expenses of $32 million, $51 million and $67 million in fiscal years 2010 though 2012, respectively, associated with the expansion of the red-light traffic camera program proposed by the Governor which requires enactment by the State legislature; (v) decreases in energy expenditures of $97 million, $137 million, $56 million and $13 million in fiscal years 2009 through 2012, respectively; (vi) a reduction in prior year payables of $500 million and a reduction in the general reserve of $200 million in fiscal year 2009; (vii) decreases in debt service costs of $11 million, $7 million, $14 million and $116 million in fiscal years 2009 through 2012, respectively; and (vii) increases in other expenses of $35 million, $118 million, $104 million and $110 million in fiscal years 2009 through 2012, respectively.

In addition, the Financial Plan sets forth a gap-closing program to maintain budget balance in fiscal years 2009 and 2010, to increase the forecast transfer of financial resources from fiscal year 2009 to fiscal year 2010 and to reduce previously-projected gaps for each of fiscal years 2011 and 2012. The gap-closing actions include: (i) agency programs reflecting reduced agency expenditures or increased revenues totaling $499 million, $2.0 billion, $2.1 billion and $2.1 billion in fiscal years 2009 through 2012, respectively, including the implementation of a plastic bag fee program resulting in increased revenues of $100 million, $160 million and $140 million in fiscal years 2010 through 2012, respectively, and which requires approval by the State legislature; (ii) the early rescission of the 7 percent property tax reduction effective January 1, 2009 resulting in increased revenue of $576 million in fiscal year 2009; (iii) the elimination of the $400 property tax rebate resulting in increased revenues of $256 million in each of fiscal years 2010 through 2012; (iv) the decrease in City-funded Medicaid costs of $1 billion in each of fiscal years 2010 and 2011 from the temporary increase in the federal Medicaid share proposed in the federal stimulus plan which requires federal enactment; (v) annual savings of $200 million in pension costs commencing in fiscal year 2010 as a result of reforms to pension benefits for new employees proposed by the Governor which requires enactment by the State legislature; (vi) restructuring employee health benefits for savings of $357 million, $386 million and $418 million in fiscal years 2010 through 2012, respectively, which requires agreement of the municipal unions and local legislation; and (vii) the restoration of State revenue sharing to $242 million annually in fiscal years 2009 through 2012, which requires enactment by the State Legislature.

The Financial Plan includes a sales tax increase program, effective June 1, 2009, resulting in increases of $77 million, $894 million, $920 million and $972 million in fiscal years 2009 through 2012, respectively, which requires approval by the State Legislature.

The Financial Plan also reflects, since the June Financial Plan, an increase in the provision for prepayments of future expenses of $741 million in fiscal year 2009 resulting in net expenditure reductions of $741 million in fiscal year 2010.

The Financial Plan also reflects a reduction in State education aid of $720 million, $1.1 billion and $1.2 billion in fiscal years 2010 through 2012, respectively, which has been proposed by the Governor. The Governor’s proposals, contained within the 2009-2010 Executive Budget, are under consideration by the State Legislature. The nature and extent of the impact on the City of the State budget, when adopted, is uncertain and no assurance can be given that State actions included in the State adopted budget may not have an adverse impact on the City’s budget and its Financial Plan.

The Financial Plan does not make provision for increased pension expenditures if pension fund losses are greater than the twenty percent losses forecast in the Financial Plan in fiscal year 2009 or if the returns forecast in the Financial Plan in each of fiscal years 2010 through 2012 are less than the 8 percent returns forecast in the Financial Plan. Each 1 percent reduction in fiscal year 2009 below the assumed rate would result in additional pension expenditures of $15 million and $27 million in fiscal years 2011 and 2012, respectively.

The Financial Plan does not reflect the impact on the City of the deficit reduction package passed by the State legislature on February 3, 2009, which, based on preliminary estimates by the City, could increase City expenses by at least $27 million over fiscal years 2009 and 2010.

The Financial Plan does not reflect the additional expense budget costs that may be incurred, commencing in fiscal year 2011, unless there is a change in applicable law, as a result of GASB 49 relating to the accounting treatment of pollution remediation costs. Currently, many of these costs are included in the City’s capital budget and financed through the issuance of bonds. On April 30, 2008 the Control Board, pursuant to existing authorization under the Financial Emergency Act, approved a phase-in of the budgetary impact of GASB 49, enabling the City to continue to finance with the issuance of bonds certain remediation costs for projects authorized prior to fiscal year 2011 and, consequently, to achieve balance in fiscal year 2009 in accordance with GAAP, except in the application of GASB 49. The City is proposing legislation amending the New York State Financial Emergency Act For The City of New York to authorize the Control Board to permit the permanent waiver of the budgetary impact of GAAP changes that would have a substantial adverse impact on the delivery of essential services in the City, such as those included in GASB 49. If such legislation were not enacted or the Control Board did not further delay or waive the implementation of GASB 49 for budgetary purposes, there would be significant increased costs to the City’s expense budget as a result of GASB 49.

For information on reports issued by the City Comptroller and others reviewing and commenting on the November Financial Plan and the Financial Plan and identifying various risks, see “Certain Reports” herein.

Assumptions. The Financial Plan is based on numerous assumptions, including the condition of the City’s and the region’s economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2009 through 2013 fiscal years; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City’s required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the New York City Health and Housing Corporation (“HHC”) and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City’s budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions are reviewed in reports issued by the City Comptroller and other public officials. See “Certain Reports” herein.

The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City’s control, will be realized.

Personal Service Costs and Other Post-Employment Benefits. The Financial Plan projects that the authorized number of City-funded full-time and full-time equivalent employees whose salaries are paid directly from City funds, as opposed to federal or State funds or water and sewer funds, will decrease from an estimated level of 267,924 as of June 30, 2009 to an estimated level of 248,034 by June 30, 2013.

Other Fringe Benefits includes $1.1 billion, $1.6 billion, $1.5 billion, $1.4 billion and $2.3 billion in fiscal years 2009 through 2013, respectively, for other post-employment benefits (“OPEB”) expenditures for current retirees, which costs are currently paid by the City on a pay-as-you-go basis. Other Fringe Benefits in fiscal year 2009 reflects lowered expense of $460 million as a result of the prepayment in fiscal year 2008 of that amount into the Retiree Health Benefits Trust. Other Fringe Benefits reflects lowered expense of $82 million, $395 million and $672 million in fiscal years 2010 through 2012, respectively, as a result of reduced contributions to the Retiree Health Benefits Trust Fund in those years. For fiscal year 2008, the City reported an OPEB liability of $63.3 billion in its government-wide financial statements, based upon an actuarial valuation and in accordance with Statement No. 45 of the Governmental Accounting Standards Board (“GASB 45”). There is no requirement to fund such liability.

The Reserve for Collective Bargaining contains funds for the cost of collective bargaining increases for labor contracts not yet settled, consistent with the settled contract patterns through final contract expiration dates in the period March 2010 to July 2012. The pattern for the final two years for each contract provides for 4% annual wage increases for all collective bargaining units and an additional 1.59% for longevity or salary schedule increases for uniformed employees. After the expiration of each contract, the Financial Plan assumes annual increases of 1.25%.

Intergovernmental Aid. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. In addition, the City has made various assumptions with respect to federal aid. The outcome of proposed federal stimulus packages and the federal budget negotiation process could result in a reduction or a delay in the receipt of federal grants or State aid to the City which could have adverse effects on the City’s cash flow or revenues.

Certain Reports. From time to time, the Control Board staff, the Office of the State Deputy Comptroller (“OSDC”), the City Comptroller, the Independent Budget Office (“IBO”) and others issue reports and make public statements regarding the City’s financial condition, commenting on, among other matters, the City’s financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City’s future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

On December 15, 2008, the City Comptroller released a report on the state of the City’s economy and finances, which included a review of the November Financial Plan. The report projected that the impact of the recession on fiscal year 2009 would be greater than contemplated by the November Financial Plan. The report noted that the City’s revenue projections in the November Financial Plan are lower than those in the June Financial Plan substantially due to decreased projections for personal income and business tax revenue. The report estimated that tax revenues in fiscal year 2009 would lag the projections in the November Financial Plan and overtime expenditures would exceed the projections. In subsequent years, the report projected revenues to exceed the projections in the November Financial Plan, primarily due to its forecast of a recovering local real estate market, accompanied by a thawing credit market, and the resultant increase in tax revenues from real estate transactions and refinancings. The report cautioned, however, that its more favorable outlook in subsequent years was tempered by expectations of a reduction in State aid and higher spending than projected by the City.

In his report, the City Comptroller identified net risks for fiscal years 2009 through 2012 which, when added to the results projected in the November Financial Plan, would result in gaps of $1.95 billion, $1.57 billion, $5.16 billion and $4.88 billion in fiscal years 2009 through 2012, respectively. The differences from the November Financial Plan projections resulted in part from the City Comptroller’s expenditure projections, which are lower than those in the November Financial Plan by $86 million, $202 million, $645 million and $584 million in fiscal years 2009 through 2012, respectively, resulting from: (i) the possibility that the Mayor’s proposal to restructure the City’s health insurance would not produce the savings projected in the November Financial Plan, which would result in increased costs of $200 million in each of fiscal years 2010 through 2012; (ii) increased overtime expenditures of $139 million in fiscal year 2009 and $100 million in each of fiscal years 2010 through 2012; (iii) increased public assistance costs of $5 million in fiscal year 2009 and $10 million in each of fiscal years 2010 through 2012; (iv) estimated increased costs of $500 million in each of fiscal years 2011 and 2012 as a result of GASB Statement No. 49; and (v) projected savings in judgment and claims expenses of $58 million, $108 million, $165 million and $226 million in fiscal years 2009 through 2012, respectively. The differences from the November Financial Plan also resulted from the City Comptroller’s revenue projections. The report estimated that (i) property tax collections would be lower by $897 million in fiscal year 2009 (based in part on the assumption that the City Council would not approve the early rescission of the 7 percent property tax reduction) and higher by $70 million, $210 million and $475 million in fiscal years 2010 through 2012, respectively; (ii) personal income taxes would be lower by $150 million, $40 million, $200 million and $170 million in fiscal years 2009 through 2012, respectively; (iii) business taxes would be lower by $195 million, $50 million, $140 million and $375 million in fiscal years 2009 through 2012, respectively; (iv) sales taxes would be lower by $10 million in fiscal year 2012; and (v) real-estate related taxes would be lower by $525 million in fiscal year 2009 and higher by $285 million, $945 million and $985 million in fiscal years 2010 through 2012, respectively. The result was a net shortfall of tax revenues of $1.77 billion in fiscal year 2009 and net additional tax revenues of $265 million, $815 million and $925 million in fiscal years 2010 through 2012, respectively.

The City Comptroller expects to issue a Charter-mandated report in March 2009 which will comment on the preliminary budget for fiscal year 2010 and the Financial Plan. This report will present the Comptroller’s evaluation of the assumptions and methodologies underlying the Financial Plan and identify risks and offsets to the Financial Plan.

On December 22, 2008, the staff of the OSDC issued a report on the November Financial Plan. The OSDC report observed that, while the City had sufficient reserves to ensure the fiscal year 2009 budget is balanced, the size of the budget gaps in subsequent years is likely to grow due to deterioration of the economic outlook since the release of the November Financial Plan and the reduction in State aid due to the State fiscal crisis. The OSDC report also observed that the November Financial Plan assumes that all of the revenue enhancements and expenditure reductions contained in the November Financial Plan would be approved.

The report identified possible risks to the November Financial Plan of $901 million, $1.56 billion, $2.63 billion and $1.98 billion in fiscal years 2009 through 2012, respectively. When combined with the results projected in the November Financial Plan, the report estimated that these risks could result in a budget gap of $3.45 billion in fiscal year 2010, after accounting for the surplus transfer of $902 million, and budget gaps of $8.01 billion and $6.90 billion in fiscal years 2011 and 2012, respectively. The risks to the November Financial Plan identified in the report include: (i) reduced tax revenues of $575 million, $450 million, $700 million and $950 million in fiscal years 2009 through 2012, respectively; (ii) increased special education costs of $60 million in each of fiscal years 2009 through 2012; (iii) increased overtime costs of $50 million in each of fiscal years 2009 through 2012; (iv) decreased agency action savings of $21 million, $176 million, $164 million and $149 million in fiscal years 2009 through 2012, respectively; (v) increased costs of $500 million in each of fiscal years 2011 and 2012 as a result of GASB 49; and (vi) increased public assistance costs of $20 million and $10 million in fiscal years 2010 and 2011, respectively. Further, the OSDC report identified risks to the November Financial Plan due to the potential impact of the State budget totaling $300 million, $695 million, $1.04 billion and $151 million in fiscal years 2009 through 2012, respectively.

In addition to the adjustments to the November Financial Plan projections, the OSDC report identified two additional risks that could have a significant impact on the City. First, the November Financial Plan assumed that the pension funds would lose 8 percent per annum on their investments, while the OSDC report indicated that pension fund investments had lost 20 percent through November 20, 2008. The report stated that should the downward trend continue through the end of fiscal year 2009, future City contributions to the pension funds could increase by $182 million and $335 million in fiscal years 2011 and 2012, respectively. Second, the OSDC report noted that if after the expiration of current or tentative collective bargaining agreements, wage increases are negotiated at the projected rate of inflation rather than the 1.25 percent per annum provided for in the November Financial Plan, the result would be increased costs of $60 million and $363 million in fiscal years 2011 and 2012, respectively.

The OSDC report also noted that certain City-related public entities which face significant financial challenges could affect the City during the November Financial Plan years. These entities include, among others, the Metropolitan Transportation Authority (the “MTA”), the New York City Housing Authority (the “Housing Authority”) and HHC. Additionally, the OSDC report identified increased cost estimates and construction delays relating to the rebuilding at the World Trade Center site, rising OPEB costs and major litigation as issues that could significantly impact the November Financial Plan. The OSDC report did not quantify the potential financial impact on the City from these issues.

On December 18, 2008, the staff of the Control Board issued a report on the November Financial Plan. The report observed that since the release of the November Financial Plan, the economic news had worsened, and the City’s financial situation was likely to be worse than the City had projected in the November Financial Plan. The report noted that the income loss from the financial services sector downturn was likely to have a disproportionately greater impact on City revenues compared with the level of expected job loss and investment losses by the pension systems would increase the City’s contribution over the financial plan years. The report observed that the City’s revenue actions and expense reduction programs would enable the City to finish fiscal year 2009 with a balanced budget. The report also observed that there are risks to the out years of the City’s November Financial Plan which could require additional difficult budget balancing measures if the City is to achieve a balanced budget in the out years. The report also noted that the rapid growth of the City’s OPEB liability was of particular concern to the long-term fiscal health of the City.

The report quantified possible additional resources, offset by certain risks, to the November Financial Plan. The report identified possible net risks of $672 million, $932 billion, $1.41 billion and $1.21 billion in fiscal years 2009 through 2012, respectively. When combined with the results projected in the November Financial Plan, these net risks would result in estimated gaps of $672 million, $2.27 billion, $6.44 billion and $6.17 billion in fiscal years 2009 through 2012, respectively. The possible additional resources identified in the report result from increased miscellaneous revenues of $125 million in fiscal year 2009, $100 million in fiscal year 2010 and $75 million in each of fiscal years 2011 and 2012. The risks identified in the report result from: (i) a reduction in non-property tax collections of $450 million, $425 million and $300 million in fiscal years 2009 through 2011, respectively; (ii) a reduction in property tax collections of $300 million, $400 million and $500 million in fiscal years 2010 through 2012, respectively; (iii) increased uniformed services overtime expenses of $91 million, $107 million, $75 million and $75 million in fiscal years 2009 through 2012, respectively; (iv) estimated increases related to the funding of pollution remediation projects in the City’s expense budget instead of its capital budget of $500 million in each of fiscal years 2011 and 2012; (v) the possibility that the City Council would not approve the elimination of the property tax rebate for fiscal year 2009 resulting in reduced revenues of $256 million in fiscal year 2009; and (vi) the possibility that the Mayor’s proposal to restructure the City’s health insurance does not produce the projected savings of $200 million in each of fiscal years 2010 through 2012.

The Control Board report estimates that the market value of the City’s pension system assets had suffered an investment loss of 25.6 percent through November 2008. In the event that the fiscal year end loss is 25.6 percent, the report projected the City would be required to allocate additional funding towards the pension funds of $322 million in fiscal year 2011, increasing to $2.14 billion in fiscal year 2016, not accounting for gains and losses from previous years.

Seasonal Financing Requirements. The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. To finance its projected cash flow needs, the City issued $1.5 billion of short-term obligations in fiscal years 2002, 2003 and 2004. No short-term obligations were required to be issued in each of fiscal years 2005 through 2008. The City regularly reviews its cash position and the need for short-term borrowing. The Financial Plan does not include the issuance of short term obligations in fiscal year 2009. The Financial Plan reflects the issuance of short term obligations in the amount of $2.4 billion in each of fiscal years 2010 through 2013.

Outstanding Indebtedness. As of June 30, 2008, the City had approximately $34.687 billion of outstanding net long term debt.

City Financing Program. Implementation of the financing program is dependent upon the ability of the City and other financing entities to market their securities successfully in the public credit markets which will be subject to prevailing market conditions at the times of sale. No assurance can be given that the credit markets will absorb the projected amounts of public bond sales. A significant portion of bond financing is used to reimburse the City’s General Fund for capital expenditures already incurred. If the City and such other entities are unable to sell such amounts of bonds, it would have an adverse effect on the City’s cash position. In addition, the need of the City to fund future debt service costs from current operations may also limit the City’s capital program. The Preliminary Ten-Year Capital Strategy for fiscal years 2010 through 2019 totals $71.1 billion, of which approximately 77% is to be financed with funds borrowed by the City and such other entities. Congressional developments affecting federal taxation generally could reduce the market value of tax-favored investments and increase the debt-service costs of carrying out the major portion of the City’s capital plan which is currently eligible for tax-exempt financing.

Water, Sewer and Waste. The City’s financing program includes the issuance of water and sewer revenue bonds by the Water Authority which is authorized to issue bonds to finance capital investment in the City’s water and sewer system. Pursuant to State law, debt service on this indebtedness is secured by water and sewer fees paid by users of the water and sewer system. Such fees are revenues of the New York City Water Board (the “Water Board”), which holds a lease interest in the City’s water and sewer system. After providing for debt service on obligations of the Water Authority and certain incidental costs, the revenues of the Water Board are paid to the City to cover the City’s costs of operating the water and sewer system and as rental for the system. The City’s Preliminary Ten-Year Capital Strategy applicable to the City’s water and sewer system covering fiscal years 2010 through 2019, projects

City-funded water and sewer investment (which is expected to be financed with proceeds of Water Authority debt) at approximately $14.3 billion. The City’s Capital Commitment Plan for fiscal years 2009 through 2013 reflects total anticipated City-funded water and sewer commitments of $9.7 billion which are expected to be financed with the proceeds of Water Authority debt.

TFA. The TFA is authorized to issue $13.5 billion of obligations for general City capital purposes, all of which have been issued. Such obligations are secured by the City’s personal income tax revenues and, to the extent such revenues do not satisfy specified debt ratios, sales tax revenues. In addition, the TFA is authorized to have outstanding $9.4 billion of Building Aid Revenue Bonds to pay for a portion of the City’s five-year educational facilities capital plan. Building Aid Revenue Bonds are secured by State building aid, which the Mayor has assigned to the TFA. To date, the TFA has issued $3.3 billion of Building Aid Revenue Bonds and expects to issue $1.2 billion, $250 million, $800 million, $700 million and $750 million of such bonds in fiscal years 2009 through 2013, respectively.

Litigation. The City is a defendant is a significant number of lawsuits. While the ultimate outcome and fiscal impact, if any, on the City of the proceedings and claims described below are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City’s ability to carry out the Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2008 amounted to approximately $5.7 billion.

New York State

The New York Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. In 2003, Federal and state governments began reporting employment and wage statistics in accordance with the North American Industry Classification System (“NAICS”) industrial classification system.

Under NAICS, the services industries include professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation. Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment. As defined under NAICS, the trade, transportation, and utilities supersector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by wage share. This sector accounts for slightly less employment and wages for the State than for the nation. New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2 percent of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities. Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share. The financial activities sector share of total wages is particularly large for the State relative to the nation. Thus, the State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

Economic and Demographic Trends. In calendar years 1990 through 1998, the State’s rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-1991 recession and post-recession period, the economies of the State and much of the rest of the Northeast were more heavily damaged than the nation as a whole and were slower to recover. However, the situation subsequently improved. In 1999, for the first time in 13 years, State employment growth surpassed that of the nation, and in 2000 the rates were essentially the same. In 2001, the September 11th attack resulted in a downturn in New York that was more severe than for the nation as a whole. Although the State unemployment rate was higher than the national rate from 1991 to 2000, the gap between them has since closed.

Total State nonagricultural employment has declined as a share of national nonagricultural employment. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is an employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

Recent Events: The State ended its 2007-2008 fiscal year on March 31, 2008 in balance on a cash basis, with a reported closing balance in the General Fund of $2.8 billion. The Governor’s Executive Budget for the 2008-2009 fiscal year projected ending the 2008-2009 fiscal year in balance on a cash basis, with a closing balance in the General Fund of $2.2 billion and projected gaps of $3.3 billion in fiscal year 2009-2010, $5.7 billion in fiscal year 2010-2011 and $6.8 billion in fiscal year 2011-2012, assuming that all of the Governor’s Executive Budget savings proposals were implemented. The State Legislature completed action on the budget for the 2008-2009 fiscal year on April 9, 2008 (the “Enacted Budget”).

The State released its Annual Information Statement on May 12, 2008 (the “Annual Information Statement”) which reflected the State Legislature’s modifications to the Governor’s Executive Budget for the 2008-2009 fiscal year, and revisions to spending estimates in the Enacted Budget through May 1, 2008, the date of the State financial plan. In the Annual Information Statement, the State Division of the Budget (“DOB”) noted that the Enacted Budget, similar to the Governor’s Executive Budget, also projected ending the 2008-2009 fiscal year in balance on a cash basis, but that the Enacted Budget projected a closing fund balance in the General Fund of $2.0 billion and projected gaps of approximately $5.0 billion in fiscal year 2009-2010, $7.7 billion in fiscal year 2010-2011 and $8.8 billion in fiscal year 2011-2012.

The State updates the Annual Information Statement quarterly, and has released updates or supplements to the Annual Information Statement dated August 6, 2008, October 28, 2008, December 23, 2008 and January 28, 2009 (the “January AIS Update” and, together with the August 6, 2008 update, the October 28, 2008 update and the December 23, 2008 supplement, the “AIS Updates”). The January AIS Update contains information regarding the financial condition of the State, the Governor’s Executive Budget for fiscal year 2009-2010 (the “2009-2010 Executive Budget”) that was presented to the State Legislature on December 16, 2008, revisions to the State financial plan estimates for fiscal year 2008-2009 and projections for fiscal years 2009-2010 through 2012-2013, State retirement system information, an economic forecast for the nation and the State and the status of certain litigation with the potential to adversely affect the State’s finances.

The outlook for State finances has continued to weaken since the budget for the current fiscal year was enacted in April 2008. In the August 6, 2008 AIS Update, DOB significantly lowered its projections for tax receipts to reflect the worsening outlook for the national and State economies, and the anticipated impact on tax collections. A potential gap was identified for the current fiscal year (2008-2009), which DOB expected to eliminate through a 7 percent reduction in State agency operations. At the time, DOB warned that the State’s fiscal outlook could worsen further, noting “the nation’s economic troubles are severe and widespread [and] important financial institutions face a crisis of confidence among investors and the general public.”

In September and October 2008, a series of unprecedented financial sector shocks transformed the economic downturn that began in late 2007 into a global financial crisis. In New York, the crisis was expected to have grave consequences for the State’s financial services sector, one of the principal sources of State tax receipts. In the October 28, 2008 AIS Update, after evaluating the still-unfolding crisis, DOB reduced the General Fund receipts forecast by nearly $1.7 billion for the current year and by over $5.8 billion for 2009-2010. In addition, market conditions were expected to disrupt plans to convert GHI/HIP to a for-profit company and to sell certain surplus properties, reducing expected resources by an additional $384 million in the current year. As a result of these and other revisions, a combined General Fund and Health Care Reform Act (“HCRA”) budget gap of $1.5 billion was projected for the current year, growing to $12.5 billion in 2009-2010. The combined General Fund and HCRA four-year gap totaled $47 billion, an increase of $21 billion from the August 6, 2008 Update to the AIS. At the Governor’s request, the Legislature convened a special session on November 18, 2008 to consider options to close the current-year gap, but ultimately took no action.

DOB issued the 2009-2010 Executive Budget Financial Plan (the “Executive Budget Financial Plan”) on December 16, 2008 and the Amended Financial Plan on January 15, 2009 (the “Amended Financial Plan”). The 2009-2010 Executive Budget Financial Plan included (1) a proposed Deficit Reduction Plan (“DRP”) to eliminate a current-year budget gap estimated at $1.7 billion, and (2) a complete plan of savings proposals and new resources to eliminate a budget gap of $13.7 billion projected for the 2009-2010 fiscal year. The budget gaps represent (a) the difference between the General Fund disbursements projected to be needed to maintain current service levels and specific commitments, and the projected level of resources to pay for them, plus (b) the projected operating deficit in HCRA. The DRP is designed to achieve $1.6 billion in savings by March 31, 2009, which when combined with additional revenues from Attorney General litigation settlements ($125 million), will eliminate the current year deficit of $1.7 billion. The types of DRP actions that can be implemented by the end of the fiscal year are limited by the time period and therefore were developed under separate guidelines from the 2009-2010 Executive Budget. The DRP consists of actions that require legislative approval and actions that DOB expects to take administratively. Actions requiring legislative approval total $1.2 billion (77 percent of the $1.6 billion total).

On January 15, 2009, the Governor submitted amendments to the 2009-2010 Executive Budget, as authorized by the State Constitution. In conjunction with the amendments, the Division of the Budget issued the Amended Financial Plan, reflecting minor revisions to the operating projections set forth in the Executive Budget Financial Plan based on updated economic data, operating results through December 2008, the programmatic and technical amendments submitted by the Governor, and other information.

In the Amended Financial Plan, DOB revised the estimate for General Fund receipts upward by $115 million in the current year, mainly reflecting the impact of certain litigation settlements reached by the State Attorney General. This reduced the estimated imbalance in the current year that must be closed by the DRP from $1.7 billion to $1.6 billion. In 2009-2010 and beyond, DOB reduced projected General Fund tax receipts by $200 million annually, based in large part on updated economic information for December 2008. This estimated decline in tax receipts was partially offset by other forecast revisions, leaving a potential imbalance of $128 million in 2009-2010 compared to the Executive Budget Financial Plan. To eliminate the budget imbalance in 2009-2010, and maintain a balanced budget proposal, the Amended Financial Plan reflected adjustments that (a) deferred, until 2009-2010, savings actions of $100 million that were originally included in the DRP for 2008-2009 but are no longer expected to be needed and (b) new savings actions of $28 million. In addition to the changes described above, the Governor introduced several programmatic and technical amendments to the Executive Budget that have a minimal fiscal impact. The Amended Financial Plan projections assume that the Legislature will enact the Executive Budget, as amended on January 15, in its entirety.

The current services gaps, which formed the starting point for developing the 2009-2010 Executive Budget recommendations, are calculated at $17.1 billion in 2010-2011, $18.6 billion in 2011-2012, and $19.6 billion in 2012-2013. The recommendations set forth in the 2009-2010 Executive Budget result in a balanced General Fund Financial Plan in 2009-2010 and leave projected outyear budget gaps of $2.0 billion in 2010-2011, $4.2 billion in 2011-2012, and $5.7 billion in 2012-2013. The projections assume that the Legislature will enact the 2009-2010 Executive Budget recommendations in their entirety.

On February 24, 2009, the State released a supplement to the January AIS Update (the “February AIS Supplement”). The February AIS Supplement noted that the Governor and Legislature approved a DRP for the current fiscal year (2008-2009) on February 6, 2009. The DRP is expected to provide $1.6 billion in savings in fiscal year 2008-2009 and approximately $800 million in savings in fiscal year 2009-2010. The DRP included, among other things, an increased assessment on the insurance industry, a tuition increase for the State University of New York (“SUNY”), spending reductions in a range of programs, the transfer of certain assets from the New York Power Authority, strict controls on State-wide spending for agency operations, and the use of existing fund balances.

In addition, the February AIS Supplement reported that, on February 24, 2009, the Governor and Legislature reached a consensus that, based on updated economic information and operating results through mid-February 2009, General Fund tax receipts over the two-year period from fiscal year 2008-2009 to fiscal year 2009-2010 are likely to be $1 billion lower than the levels forecast in the 2009-2010 Executive Budget, as amended by the Governor on January 15, 2009. The consensus forecast notes that, “all parties agreed that the greatest risk to the consensus forecast is the current state of financial markets . . . [and] find virtually no upside potential to the consensus forecast.” DOB also estimated that a delay in budget enactment from March 1, 2009 to April 1, 2009 (the start of the State fiscal year) would result in approximately $250 million to $300 million in potential lost savings in fiscal year 2009-2010, mainly due to later implementation of proposed health care cost containment. DOB further noted that the State Financial Plan projections are subject to a number of risks, including risks related to (a) the economic forecast, (b) the execution of certain transactions counted on in the Financial Plan, and (c) legislative action on the Executive Budget, as proposed.

The February AIS Supplement also contained a preliminary analysis of the effects of the American Recovery and Reinvestment Act (“ARRA”) signed into law by President Obama on February 17, 2009. Based on DOB’s preliminary analysis, New York State and localities will receive approximately $24.6 billion under ARRA during the current fiscal year and over the course of the next two fiscal years (2009-2010 and 2010-2011). In the current fiscal year and fiscal year 2009-2010, the State itself (as distinct from local governments and school districts) is expected to receive approximately $6.5 billion in direct federal aid, of which approximately $5.3 billion is unrestricted aid to the State and approximately $1.2 billion (on a school year basis) is, based on DOB’s review of the ARRA, restricted to financing education and higher education programs that would have otherwise been reduced based upon recommendations in the 2009-2010 Executive Budget.

The State Legislature and State Comptroller will continue to review the Governor’s 2009-2010 Executive Budget. There can be no assurance that the State Legislature will enact the 2009-2010 Executive Budget into law, or that the State’s adopted budget projections will not differ materially or adversely from the projections set forth in the 2009-2010 Executive Budget. (See “Special Considerations” herein).

Special Considerations. In any year, the State financial plan is subject to risks that, if they were to materialize, would affect operating results. Many complex political, social, and economic forces influence the State’s economy and finances. Such forces may affect the State financial plan unpredictably from fiscal year to fiscal year. For example, the State financial plan is necessarily based on forecasts of national and State economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and State economies. The State financial plan also relies on estimates and assumptions concerning Federal aid, law changes, and audit activity. The January AIS Update identifies the following as the greatest risks to the State Financial Plan.

State Cash-Flow Projections: DOB projects the General Fund for 2008-2009 and 2009-2010 will maintain sufficient monthly cash balances to meet statutorily obligated payments. The projections are based on the assumption that the Legislature will enact the DRP, as proposed, by February 1, 2009 and the Executive Budget for 2009-10 by March 1, 2009. The State’s 2009-10 fiscal year will begin on April 1, 2009. Negotiations on the DRP have been held between the Executive and the Legislature. DOB believes that the level of Financial Plan savings that could be achieved would not be materially affected if the DRP were enacted later in the current fiscal year, and expects that any items not addressed as part of the DRP will be considered as part of the overall negotiations on the 2009-10 Budget. The Executive Budget includes certain statutory changes intended to improve the State’s monthly operating margins, which are projected to fall below $750 million at month-end in June 2009, November 2009, and December 2009.

Recent Events in the Municipal Bond Market: One aspect of the credit crisis is that many municipal issuers either have been unable to issue bonds or, if market access exists, do so at much higher rates than existed before September 2008. If the State cannot sell bonds at the levels (or on the timetable) expected, it could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year. This is because the State finances much of its capital spending in the first instance through loans from the General Fund or Short-Term Investment Pool, which it then repays with proceeds from the sale of bonds. The State expects to complete several bond sales during the remainder of the current fiscal year. The State is executing a multi-step strategy to stage entries into the bond market in a way that addresses the most immediate and consequential fiscal issues first. At the same time, DOB has imposed stringent capital controls that are expected to marginally reduce the need to issue bonds in the coming months.

The State continues to adjust its variable-rate debt portfolio in response to widespread disruption in the municipal bond market. Since February 2008, the State has repositioned nearly $4 billion of variable-rate bonds, including $2.8 billion of auction rate securities and $1.2 billion of variable-rate demand bonds to mitigate risk and reduce debt service costs. The adjustments were accomplished using a combination of fixed rate bonds and better-performing variable rate bonds.

The State has terminated approximately $1.7 billion in interest-rate exchange agreements at a cost of approximately $76 million. The State has received $125 million in revenues from settlements negotiated by the State Attorney General in relation to auction rate securities.

In addition, the January AIS Update identified the following as the additional risks to the State financial plan:

—	Further under-performance of the national and State economies that can affect State revenues and increase the demand for means-tested programs such as Medicaid and welfare. Most recently, Medicaid caseload — which declined from 2005-2006 through 2007-2008 — has now begun to increase and program spending may climb;

—	The potential cost of collective bargaining agreements and salary increases for Judges (and possibly other elected officials) in 2008-2009 and beyond. DOB estimates that if all remaining unsettled unions were to agree to the same terms that have been ratified by settled unions, it would result in added General Fund costs of approximately $340 million in 2009-2010 (assuming a retroactive component for fiscal year 2007-2008 and 2008-2009; and an elimination of the 2009-2010 salary increase). DOB has included a reserve to finance the costs of a pattern settlement for all unions. There can be no assurance that actual settlements will not exceed the amounts included in the Plan. In addition, no reserve has been set aside for potential pay raises for judges;

—	Potential Federal disallowances arising from audits related to Medicaid claims under the School Supportive Health Services program and various other reimbursement methodologies;

—	Proposed Federal rule changes concerning Medicaid payments; and

—	Litigation against the State, including potential challenges to the constitutionality of certain tax actions authorized in the budget.

In addition, the forecast contains specific transaction risks and other uncertainties, including, but not limited to: the final sale of development rights for a Video Lottery Terminal facility at the Aqueduct Racetrack, which is expected to close by the end of the current fiscal year; the enforcement of certain tax regulations on Native American reservations; and the achievement of cost-saving measures, including, but not limited to, Fiscal Management Plan savings, at the levels projected.

Recent market volatility and the decline in the market value of many stocks have negatively impacted the assets held for the New York State and Local Retirement Systems. According to the Office of the State Comptroller, as of December 31, 2008, the unaudited value of the Systems’ assets had declined approximately 21 percent from their March 31, 2008 value. These factors and/or any future downturns in financial markets may result in an increase in the amount of the contributions required to be made by employers for fiscal years after fiscal year 2010.

GASB 45: The GAAP-basis results for 2007-2008 showed the State in a net positive asset condition of $47.7 billion after reflecting the impact of GASB 45. GASB 45 requires state and local governments to reflect the value of post-employment benefits, predominantly health care, for current employees and retirees.

The State used an independent actuarial consulting firm to calculate retiree health care liabilities. The analysis calculated the present value of the actuarial accrued total liability for benefits as of March 31, 2008 at $49.9 billion ($41.4 billion for the State and $8.5 billion for SUNY), using the level percentage of projected payroll approach under the Frozen Entry Age actuarial cost method. The actuarial accrued liability was calculated using a 4.155 percent annual discount rate. DOB expects the present value of the actuarial accrued total liability for benefits as of March 31, 2009 for the State, including SUNY, may increase by as much as $9 billion. If enacted, the benefit changes proposed with the Executive Budget would reduce this liability.

This liability was disclosed in the 2007-2008 basic GAAP financial statements issued by the State Comptroller in July 2008. GASB rules indicate the liability may be amortized over a 30-year period; therefore, only the annual amortized liability above the current Pay-As-You-Go (“PAYGO”) costs is recognized in the financial statements. The 2007-2008 liability totaled $3.8 billion ($3.1 billion for the State and $0.7 billion for SUNY) under the Frozen Entry Age actuarial cost method amortized based on a level percent of salary, or roughly $2.7 billion ($2.1 billion for the State and $0.6 billion for SUNY) above the current PAYGO retiree costs. This difference between the State’s PAYGO costs and the actuarially determined required annual contribution under GASB 45 reduced the State’s currently positive net asset condition at the end of 2007-2008 by $2.7 billion.

GASB does not require the additional costs to be funded on the State’s budgetary basis, and no funding is assumed for this purpose in the Financial Plan. On a budgetary (cash) basis, the State continues to finance these costs, along with all other employee health care expenses, on a PAYGO basis.

The current Financial Plan does not assume pre-funding of the GASB 45 liability. If such liability were pre-funded at this time, the additional cost above the PAYGO amounts would be lowered. The State’s Health Insurance Council, which consists of the Governor’s Office of Employee Relations, Civil Service and DOB, will continue to review this matter, and seek input from the State Comptroller, the legislative fiscal committees and other outside parties.

Cash-Basis Results for Prior Fiscal Years.

2007-2008 Fiscal Year (unaudited): The State ended 2007-2008 in balance. Revenues in 2007-2008 were $585 million lower than the State’s initial projections while spending for the year finished at $306 million lower than expectations. The result was a $279 million decrease in cash reserves. The reserves were used to finance the costs of labor settlements ($138 million), debt management actions, including defeasing certain auction rate bonds ($128 million), and to finance discretionary grants from the Community Projects Fund ($13 million).

The General Fund ended the 2007-2008 fiscal year with a balance of $2.8 billion, which included dedicated balances of $1.2 billion in the State’s rainy day reserve funds that can only be used for unforeseen mid-year shortfalls (after a $175 million deposit to the new Rainy Day Reserve Fund at the close of 2007-2008), the Contingency Reserve Fund ($21 million), the Community Projects Fund ($340 million) and $1.2 billion in general reserves, $122 million of which DOB expects to use for debt management.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.1 billion in 2007-2008, an increase of $1.7 billion from 2006-2007 results. While tax receipts decreased by $273 million, transfers increased by $1.9 billion and miscellaneous receipts increased by $191 million. The decline in tax receipts was primarily attributable to a decline in business taxes and in personal income taxes.

General Fund spending, including transfers to other funds, totaled $53.4 billion in 2007-2008, an increase of $1.8 billion from 2006-2007. The main sources of annual growth were School Aid, Children and Family Services, and public assistance.

2006-2007 Fiscal Year: DOB reported a 2006-2007 General Fund surplus of $1.5 billion. Results for 2006-2007 were $1.5 billion higher than the balanced Enacted Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion. Disbursements, including transfers to other funds, totaled $51.6 billion.

The General Fund ended the 2006-2007 fiscal year with a balance of $3.0 billion, which included dedicated balances of $1.0 billion in the Tax Stabilization Reserve Fund (“TSRF”) that can only be used for unforeseen mid-year shortfalls (after an $87 million deposit at the close of 2006-2007), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($278 million). The closing balance also included $1.7 billion in general reserves.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in 2006-2007, an increase of $4.2 billion from 2005-2006 results. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $390 million.

General Fund spending, including transfers to other funds, totaled $51.6 billion in 2006-2007, an increase of $5.1 billion from 2005-2006. The main sources of annual growth were school aid, Medicaid, and higher education programs.

2005-2006 Fiscal Year: DOB reported a 2005-2006 General Fund surplus of $2.0 billion. Results for 2005-2006 were $2.0 billion higher than the Enacted Budget as a result of revenue revisions over initial projections ($1.2 billion), changes to reserve fund balances ($895 million) and other timing-related transactions which had no impact on operations ($251 million), partly offset by higher than initially projected spending ($288 million). Total receipts, including transfers from other funds, were $47.2 billion. Disbursements, including transfers to other funds, totaled $46.5 billion.

The General Fund ended the 2005-2006 fiscal year with a balance of $3.3 billion, which included dedicated balances of $944 million in the TSRF (after a $72 million deposit at the close of 2005-2006), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($251 million). The closing balance also included $2.0 billion in general reserves.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $47.2 billion in 2005-2006, an increase of $3.3 billion from 2004-2005 results. Tax receipts increased by $3.8 billion and transfers increased by $743 million, while miscellaneous receipts decreased by $197 million. The decline in miscellaneous receipts was primarily attributable to the loss of various one-time receipts including the securitization of tobacco proceeds.

General Fund spending, including transfers to other funds, totaled $46.5 billion in 2005-2006, an increase of $2.9 billion from 2004-2005. The main sources of annual growth were Medicaid, school aid, and fringe benefits.

State Retirement Systems. The New York State and Local Retirement Systems (the “Systems”) provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees’ Retirement System and the New York State and Local Police and Fire Retirement System. The Comptroller is the administrative head of the Systems. State employees made up about 33 percent of the membership during the 2007-2008 fiscal year. There were 3,020 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities of the State.

As of March 31, 2008, 677,321 persons were members and 358,109 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. Members cannot be required to begin making contributions or make increased contributions beyond what was required when membership began.

Recent market volatility and the recent decline in the market value of many equity investments have negatively impacted the assets held for the Systems. These or future downturns in financial markets will not affect the State’s contribution to the Systems for fiscal year 2009 (which was based on the value of the assets as of April 1, 2007 and has already been paid) or the estimated contribution to the Systems for fiscal year 2010 (which is based on the value of the pension fund and its liabilities as of April 1, 2008). However, such downturns may result in an increase in the amount of the contributions required to be made for fiscal years after fiscal year 2010. The amount of such increases would depend, in part, on the value of the pension fund as of each April 1 as well as on the present value of the anticipated benefits to be paid by the pension fund as of each April 1, and, therefore, it is not possible to estimate the amount of any contribution for the period after fiscal year 2010.

Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the State Comptroller as trustee of the Common Retirement Fund, a pooled investment vehicle. OSC reports that the net assets available for benefits as of March 31, 2008 were $155.8 billion (including $2.9 billion in receivables), a decrease of $0.8 billion or 0.5 percent from the 2006-2007 level of $156.6 billion, reflecting, in large part, equity market performance. OSC reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $163.1 billion on April 1, 2008 to $170.5 billion (including $66.1 billion for current retirees and beneficiaries) on April 1, 2008. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2008 in that amortized cost was used instead of market value for bonds and mortgages and the non-fixed investments utilized a smoothing method which recognized 20 percent of unexpected gain for the 2008 fiscal year, 40 percent of the unexpected gain for the 2007 fiscal year, 60 percent of the unexpected gain for the 2006 fiscal year and 80 percent of the unexpected gain for the 2005 fiscal year. Actuarial assets increased from $142.6 billion on April 1, 2007 to $151.8 billion on April 1, 2008. The funded ratio, as of April 1, 2008, using the entry age normal funding method, was 107 percent.

Local Government Assistance Corporation. In 1990, as part of a State fiscal reform program, legislation was enacted creating the Local Government Assistance Corporation (the “LGAC”), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State’s annual seasonal borrowing. The legislation also dedicated revenues equal to the first 1 percent of the State sales and use tax to pay debt service on these bonds. As of June 1995, LGAC had issued State-supported bonds and notes to provide net proceeds of

$4.7 billion, completing the program. The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

The legislation also eliminated annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time. Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation notes (“TRANs”) seasonal borrowing in the fifth year). This provision limiting the State’s seasonal borrowing practices was included as a covenant with LGAC’s bondholders in the General Bond Resolution and General Subordinate Lien Bond Resolution authorizing such bonds. No restrictions were placed upon the State’s ability to issue deficit notes.

The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

Legislation enacted in 2003 currently requires LGAC to certify, in addition to its own cash needs, $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC’s own bondholders; and that if any such act or omission were to occur with respect to any possible bonds issued by The City of New York or its assignee, that act or omission would not constitute an Event of Default with respect to LGAC bonds. The 2008-2009 Enacted Budget includes a local assistance appropriation of $170 million from the Local Government Assistance Tax Fund to the City.

State Personal Income Tax Revenue Bond Financing. Legislation enacted in 2001 provided for the issuance of State PIT Revenue Bonds by the Urban Development Corporation (“UDC”), Housing Finance Agency (“HFA”), the New York State Thruway Authority (“Thruway Authority”), Dormitory Authority of the State of New York (“DASNY”), and the New York State Environmental Facilities Corporation (“EFC”) (collectively, the “Authorized Issuers”).

The legislation provides that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. Legislation enacted in 2007 increased the amount of PIT receipts to be deposited into the RBTF by removing an exclusion for PIT amounts deposited to the STAR Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State PIT Revenue Bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of (i) 25 percent of annual PIT receipts or (ii) $6 billion.

The first State PIT Revenue Bonds were issued on May 9, 2002, and since that time, all of the Authorized Issuers have issued State PIT Revenue Bonds. To date, State PIT Revenue Bonds have been issued to support programs related to five general purposes: Education, Economic Development and Housing, Environment, State Facilities and Equipment, Transportation and Health Care. For the first time in 2007-2008, State PIT bonds were issued to support the Health Care Efficiency and Affordability Law for New Yorkers (“Heal NY”) Capital Grant Program. State PIT Revenue Bonds are expected to continue to be the primary financing vehicle for a broad range of existing or new State-supported debt programs authorized to be secured by service contract or lease-purchase payments. As of March 31, 2008, approximately $10.8 billion of State PIT Revenue Bonds were outstanding. The 2008-2009 Enacted Budget projects that $4.0 billion of State PIT Revenue Bonds will be issued in 2008-2009.

Financing Activities. For purposes of analyzing the financial condition of the State, debt may be classified as State-supported debt or the broader measure of State-related debt. “State-related debt” consists of State-supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. State-supported debt is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e. borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (“Debt Reform Act”) imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. The State Constitution provides that general obligation bonds must issued on and after April 1, 2000. The State Constitution provides that general obligation bonds must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. However, general obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. Regardless, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing TRANs, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes (“BANs”). TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. However, since 1990, the State’s ability to issue TRANs has been limited due to the enactment of the fiscal reform program which created LGAC. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing. The State does not anticipate issuing BANs during the 2008-2009 fiscal year.

The Debt Reform Act requires that the limitations on the amount of state-supported debt and debt service costs be calculated by October 31 of each year and reported in the Mid-Year Financial Plan Update. If the actual new state-supported debt outstanding and debt service costs are below the caps at this time, state-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the state would be precluded from issuing new state-supported debt until the next annual cap calculation is made and debt is found to be within the applicable limitations.

For the 2007-2008 fiscal year, the cumulative debt outstanding and debt service caps are 3.32 percent each. In the Mid-Year Financial Plan Update, DOB reported that the actual level of debt outstanding and debt service costs continue to remain below the statutory caps. From April 1, 2000 through March 31,

2008 the state has issued new debt resulting in $21.0 billion of debt outstanding applicable to the debt reform cap. This is $8.8 billion below the statutory debt outstanding limitation. In addition, the debt service costs on this new debt totaled $1.7 billion in 2007-2008 — or roughly $2.1 billion below the statutory debt service limitation.

Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act through the next three years. However, the State has entered into a period of significantly declining debt capacity. Based on the most recent personal income and debt outstanding forecasts, the State would exceed the debt outstanding cap in 2012-2013 by over $800 million. In order to stay within the statutory limitations, the State proposed actions with the 2009-2010 Executive Budget. The 2009-2010 Executive Budget proposes financing a larger share of economic development projects with ongoing resources rather than with long-term debt, starting in fiscal year 2010-2011. By converting from debt financing, the State will increase capacity under its statutory debt cap and realize debt service savings in future years. The determination to allocate the “pay-as-you-go resources” to economic development takes into account that projects in this area typically have above-average financing costs.

Public Authorities — General. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 2007, 19 public authorities had outstanding debt of $100 million or more and the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $134 billion, only a portion of which constitutes State-supported or State-related debt.

The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

Litigation. Adverse developments in the certain proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2008-2009 financial plan. The State believes that the 2008-2009 State financial plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2008-2009 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2008-2009 Enacted Budget Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced Enacted Budget Financial Plan.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Between 2004 and 2007, the State Legislature authorized 14 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2008-2009 fiscal year or thereafter.

Grants to Local Governments. Grants to Local Governments includes payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance comprises 71 percent of All Funds spending.

For 2008-2009, All Funds local assistance spending is projected to total $86.3 billion, an increase of $3.2 billion (3.9 percent) over the prior year. The growth is primarily driven by projected increases in School Aid ($1.8 billion) and Medicaid ($717 million).]

APPENDIX D

CONFIDENTIAL

Proxy Voting Policies

For The BlackRock-Advised Funds

December, 2009

Copyright © 2009 BlackRock, Inc. All rights reserved.

I.	INTRODUCTION

The Trustees/Directors (“Directors”) of the BlackRock-Advised Funds (the “Funds”) have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers (“BlackRock”), the investment adviser to the Funds, as part of BlackRock’s authority to manage, acquire and dispose of account assets. The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds’ shareholders and which are consistent with the principles outlined in this Policy. The Directors have authorized BlackRock to utilize an unaffiliated third-party as its agent to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

BlackRock has adopted separate but substantially similar guidelines and procedures that are consistent with the principles of this Policy. BlackRock’s Corporate Governance Committee (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock’s Portfolio Management and Administration Groups and is advised by BlackRock’s Legal and Compliance Department.

BlackRock votes (or refrains from voting) proxies for each Fund in a manner that BlackRock, in the exercise of its independent business judgment, concludes are in the best economic interests of such Fund. In some cases, BlackRock may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, BlackRock believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.

BlackRock will normally vote on specific proxy issues in accordance with BlackRock’s proxy voting guidelines. BlackRock’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BlackRock may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BlackRock votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates. When voting proxies, BlackRock attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets.

II.	PROXY VOTING POLICIES

A. Boards of Directors

The Funds generally support the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors. As a general matter, the Funds believe that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of responsible, qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee’s history of representing shareholder interests as a director of the company issuing the proxy or other companies, or other factors to the extent deemed relevant by the Committee.

B. Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that BlackRock will generally defer to a corporation’s choice of auditor, in individual cases, consideration may be given to an auditors’ history of representing shareholder interests as auditor of the company issuing the proxy or other companies, to the extent deemed relevant.

C. Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company’s compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported.

D. Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Funds expect that BlackRock will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E. Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws. As a general matter, the Funds generally vote against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

F. Environmental and Social Issues

These are shareholder proposals addressing either corporate social and environmental policies or requesting specific reporting on these issues. The Funds generally do not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer. BlackRock seeks to make proxy voting decisions in the manner most likely to protect and promote the long-term economic value of the securities held in client accounts. We intend to support economically advantageous corporate practices while leaving direct oversight of company management and strategy to boards of directors. We seek to avoid micromanagement of companies, as we believe that a company’s board of directors is best positioned to represent shareholders and oversee management on shareholders behalf. Issues of corporate social and environmental responsibility are evaluated on a case-by-case basis within this framework.

III.	CONFLICTS MANAGEMENT

BlackRock maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, from having undue influence on BlackRock’s proxy voting activity. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.

IV.	REPORTS TO THE BOARD

BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.

BLACKROCK LIQUIDITY FUNDS

PART C

OTHER INFORMATION

Item 23.

(a) (1)	Certificate of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-lA (File Nos. 2-47015/811-2354) (the “Registration Statement”), filed on February 2, 1999 (“PEA No. 61”).

(2)	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(2) of PEA No. 61.

(3)	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 67 to the Registration Statement, filed on January 29, 2001.

(4)	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004 (“PEA No. 79”).

(b)	Registrant’s Amended and Restated By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009 (“PEA No. 87”).

(c)	See Article II, Section 2.6, Section 2.7, Section 2.8, Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Declaration of Trust dated October 21, 1998, incorporated by reference to Exhibit (a)(2) of PEA No. 61 and Article I and Article V of the Registrant’s By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of PEA No. 87.

(d) (1)	Management Agreement between Registrant and BIMC dated September 29, 2006 is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 83 to the Registration Statement, filed on February 21, 2007 (“PEA No. 83”).

(2)	Amended and Restated BIMC Waiver and Reimbursement Agreement dated September 29, 2006 is incorporated by reference to Exhibit (d)(3) of PEA No. 83.

(3)	Form of Amended and Restated Waiver Agreement among Registrant, J.P. Morgan Clearing Corp. and BlackRock Investments, Inc. dated as of October 1, 2008 is incorporated by reference to Exhibit (d)(3) of PEA No. 87.

(e)	Distribution Agreement between Registrant and BlackRock Investments, Inc. dated as of October 1, 2008 , is incorporated by reference to Exhibit (b) of PEA No. 87.

(f)	None.

(g) (1)	Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 2004 is incorporated by reference to Exhibit (g) of PEA No. 79.

(2)	Form of Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of PEA No. 83.

(3)	Form of Fee Letter to Amended and Restated Custodian Services Agreement, dated as of October 1, 2007, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 84 to the Registration Statement, filed on December 21, 2007 (“PEA No. 84”).

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(4)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company dated as of September 24, 2007 is incorporated by reference to Exhibit (g)(4) of PEA No. 86.

(5)	Amendment to Amended and Restated Custodian Services Fee Letter dated as of June 1, 2008 is incorporated by reference to Exhibit (g)(5) of PEA No. 87.

(h) (1)	Amended and Restated Administration Agreement between Registrant, BIMC and PNC Global Investment Servicing (U.S.) Inc. (formerly known as PFPC Inc.) (“PNC GIS”) dated February 11, 2004 is incorporated by reference to Exhibit (h)(1) of PEA No. 79.

(2)	Sub-Administration Agreement dated February 21, 2006 by and between BIMC and PNC GIS is incorporated by reference to Exhibit (h)(2) of PEA No. 83.

(a)	Amendment No. 1 dated September 29, 2006 to the Sub-Administration Agreement, dated February 21, 2006, by and between BIMC and PNC GIS is incorporated by reference to Exhibit (h)(2)(a) of PEA No. 83.

(b)	Form of Fee Letter to Sub-Administration Agreement dated April 1, 2007 is incorporated by reference to Exhibit (h)(2)(b) of PEA No. 84.

(3) (a)	Amended and Restated Transfer Agency Services Agreement between Registrant and PNC GIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3) of PEA No. 79.

(b)	Form of Fee Letter to Amended and Restated Transfer Agency Services Agreement between Registrant and PNC GIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 87.

(4) (a)	Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000 (“PEA No. 65”).

(b)	Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 65.

(c)	Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(c) of PEA No. 65.

(d)	Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(d) of PEA No. 65.

(e)	Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(e) of PEA No. 65.

(5)	Power of Attorney is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Retirement Reserves Money Fund of Retirement Series Trust (File No. 2-74584), filed on February 27, 2009.

(i)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (i) of PEA No. 79.

(j)	Consent of [ ], independent registered public accountants.

(k)	None.

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(l)	None.

(m) (1)	Registrant’s Distribution Plan with respect to Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(1) of PEA No. 87.

(2)	Registrant’s Distribution Plan with respect to Select Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(2) of PEA No. 87.

(3)	Registrant’s Distribution Plan with respect to Cash Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(3) of PEA No. 87.

(4)	Registrant’s Distribution Plan with respect to Private Client Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(4) of PEA No. 87.

(5)	Registrant’s Distribution Plan with respect to Premier Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(5) of PEA No. 87.

(6)	Registrant’s Amended Distribution Plan with respect to Premier Choice Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(6) of PEA No. 87.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for a Multi-Class System is incorporated by reference to Exhibit (n) of PEA No. 86.

(o)	Code of Ethics is incorporated by reference to Exhibit (r) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant

The Registrant does not control and is not under common control with any other person.

Item 25.	Indemnification

Indemnification of Registrant’s Manager, Sub-Administrator, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Management Agreement, Section 9 of the Sub-Administration Agreement, Section 5 of the Distribution Agreement, Section 12 of the Custodian Services Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(2) of PEA No. 61, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 26.	Business and Other Connections of Investment Adviser

BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) (“BIMC”) is an indirect, wholly owned subsidiary of BlackRock, Inc. BIMC currently offers investment advisory services to investment companies, individual investors and institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 26 about officers and directors of BIMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 27.	Principal Underwriter

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter for each of the following open-end registered investment companies including the Registrant:

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Allocation Target Shares

BlackRock Bond Fund, Inc.

BlackRock California Municipal Series Trust

BlackRock Equity Dividend Fund

BlackRock EuroFund BlackRock Financial Institutions Series Trust

BlackRock Focus Growth Fund, Inc.

BlackRock Focus Value Fund, Inc.

BlackRock Fundamental Growth Fund, Inc.

BlackRock Funds BlackRock Funds II

BlackRock Global Allocation Fund, Inc.

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund, Inc.

BlackRock Global Financial Services Fund, Inc.

BlackRock Global Growth Fund., Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Healthcare Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock International Value Trust

BlackRock Large Cap Series Funds, Inc.

BlackRock Latin America Fund, Inc.

BlackRock Liquidity Funds BlackRock Master LLC BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Multi-State Municipal Series Trust

BlackRock Municipal Bond Fund, Inc.

BlackRock Municipal Series Trust

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Principal Protected Trust

BlackRock Series Fund, Inc.

BlackRock Series, Inc.

BlackRock Short-Term Bond Series, Inc.

BlackRock Utilities and Telecommunications Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

BlackRock Variable Series Funds, Inc.

BlackRock World Income Fund, Inc.

CMA Government Securities Fund

CMA Money Fund

CMA Multi-State Municipal Series Trust

CMA Tax-Exempt Fund CMA Treasury Fund

FDP Series, Inc.

Funds for Institutions Series

Global Financial Services Master LLC

Managed Account Series

Master Basic Value LLC

Master Bond LLC

Master Focus Growth LLC

Master Government Securities LLC

Master Institutional Money Market LLC

Master Large Cap Series LLC

Master Money LLC

Master Tax-Exempt LLC

Master Treasury LLC

Master Value Opportunities LLC

Quantitative Master Series LLC

Ready Assets Prime Money Fund

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S. Treasury Money Fund

Retirement Series Trust

Short-Term Master LLC

WCMA Government Securities Fund

WCMA Money Fund

WCMA Tax-Exempt Fund

WCMA Treasury Fund

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BRIL also acts as the principal underwriter for each of the following closed-end registered investment companies:

BlackRock Fixed Income Value Opportunities BlackRock Senior Floating Rate Fund, Inc.	BlackRock Senior Floating Rate Fund II, Inc. Master Senior Floating Rate LLC

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BII	Position(s) and Office(s) with Registrant
Laurence Fink	Chairman and Director	None
Barbara Novick	Chief Executive Officer	None
John Moran	President and Managing Director	None
Anne Ackerley	Managing Director	President, Chief Executive Officer
Robert Connolly	General Counsel, Secretary and Managing Director	None
Paul Greenberg	Treasurer, Chief Financial Officer and Managing Director	None
Francis Porcelli	Managing Director	None
Steven Hurwitz	Chief Compliance Officer, Assistant Secretary and Director	None
John Blevins	Assistant Secretary and Director	None
Robert Kapito	Director	None
Daniel Waltcher	Director	None

(c) Not applicable.

Item 28. Location of Accounts and Records

(1)	PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

(2)	PNC Bank, National Association, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its function as sub-custodian for PFPC Trust Company, the Registrant’s custodian).

(3)	BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).

(4)	BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as manager).

(5)	PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as sub-administrator, transfer agent, registrar and dividend disbursing agent).

Item 29. Management Services

None.

Item 30. Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on December 24, 2009.

BLACKROCK LIQUIDITY FUNDS (Registrant)

By:	/S/ ANNE F. ACKERLEY
(Anne F. Ackerley, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ ANNE F. ACKERLEY (Anne F. Ackerley)	President and Chief Executive Officer (Principal Executive Officer)	December 24, 2009

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	December 24, 2009

DAVID O. BEIM* (David O. Beim)	Trustee

RONALD W. FORBES* (Ronald W. Forbes)	Trustee

DR. MATINA HORNER* (Dr. Matina Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

HERBERT I. LONDON* (Herbert I. London)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT, JR.* (Joseph P. Platt, Jr.)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

TOBY ROSENBLATT* (Toby Rosenblatt)	Trustee

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Signature	Title	Date

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

FREDERICK W. WINTER* (Frederick W. Winter)	Trustee

RICHARD S. DAVIS* (Richard S. Davis)	Trustee

HENRY GABBAY* (Henry Gabbay)	Trustee

*By:	/S/ DENIS R. MOLLEUR (Denis R. Molleur, Attorney-In-Fact)	December 24, 2009

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